Putnam Dynamic Asset Allocation Balanced Fund
The fund's portfolio
12/31/22 (Unaudited)

COMMON STOCKS (68.8%)(a)
	Shares	Value
Basic materials (2.9%)
AdvanSix, Inc.	6,107	$232,188
Alcoa Corp.	18,614	846,379
American Vanguard Corp.	3,904	84,756
American Woodmark Corp.(NON)	1,436	70,163
Anglo American PLC (London Exchange) (United Kingdom)	73,919	2,892,278
Arcosa, Inc.	1,315	71,457
Atkore, Inc.(NON)	5,003	567,440
BHP Group, Ltd. (ASE Exchange) (Australia)	90,281	2,804,777
BHP Group, Ltd. (London Exchange) (Australia)	6,766	210,220
BlueScope Steel, Ltd. (Australia)	61,970	710,518
Boise Cascade Co.	6,065	416,484
Builders FirstSource, Inc.(NON)	11,600	752,608
CF Industries Holdings, Inc.	46,820	3,989,064
Clearwater Paper Corp.(NON)	3,070	116,077
Codexis, Inc.(NON)	32,441	151,175
Compagnie de Saint-Gobain (France)	31,957	1,561,611
Constellium SE (France)(NON)	32,097	379,708
Corteva, Inc.	148,781	8,745,347
CRH PLC (Ireland)	133,315	5,281,585
Dow, Inc.	15,196	765,726
Eastman Chemical Co.	23,857	1,942,914
Eiffage SA (France)	7,572	745,052
Freeport-McMoRan, Inc. (Indonesia)	138,065	5,246,470
Glencore PLC (United Kingdom)	269,615	1,800,554
Innospec, Inc.	2,629	270,419
Intrepid Potash, Inc.(NON)	2,318	66,921
LightWave Logic, Inc.(NON)	22,915	98,764
Linde PLC	5,462	1,785,904
Minerals Technologies, Inc.	2,876	174,631
Misumi Group, Inc. (Japan)	5,400	118,459
Mueller Industries, Inc.	6,539	385,801
Nitto Denko Corp. (Japan)	12,900	751,943
NV5 Global, Inc.(NON)	767	101,489
OCI NV (Netherlands)	14,763	528,138
Olin Corp.	14,200	751,748
Orion Engineered Carbons SA (Luxembourg)	5,141	91,561
PotlatchDeltic Corp.(R)	8,874	390,367
PPG Industries, Inc.	22,901	2,879,572
Reliance Steel & Aluminum Co.	3,400	688,296
Rio Tinto PLC (United Kingdom)	17,294	1,212,222
Sealed Air Corp.	14,509	723,709
Sensient Technologies Corp.	1,060	77,295
Sherwin-Williams Co. (The)	15,814	3,753,137
Shin-Etsu Chemical Co., Ltd. (Japan)	14,000	1,730,799
Simpson Manufacturing Co., Inc.	1,606	142,388
South32, Ltd. (Australia)	124,857	340,036
Standex International Corp.	1,287	131,802
Stepan Co.	760	80,910
Sterling Construction Co., Inc.(NON)	4,227	138,646
TopBuild Corp.(NON)	5,000	782,450
Tronox Holdings PLC Class A	27,698	379,740
Tutor Perini Corp.(NON)	5,819	43,933
UFP Industries, Inc.	6,355	503,634
WestRock Co.	19,725	693,531
Weyerhaeuser Co.(R)	52,993	1,642,783

		61,845,579
Capital goods (3.9%)
Aerojet Rocketdyne Holdings, Inc.(NON)	10,102	565,005
Albany International Corp. Class A	1,111	109,533
Allison Transmission Holdings, Inc.	25,800	1,073,280
American Axle & Manufacturing Holdings, Inc.(NON)	38,686	302,525
ASSA ABLOY AB Class B (Sweden)	16,435	352,330
BAE Systems PLC (United Kingdom)	156,546	1,620,034
Ball Corp.	33,690	1,722,907
Barnes Group, Inc.	2,266	92,566
Belden, Inc.	1,362	97,928
Carrier Global Corp.	19,461	802,766
Casella Waste Systems, Inc. Class A(NON)	1,109	87,955
Caterpillar, Inc.	3,600	862,416
CTS Corp.	2,586	101,940
Cummins, Inc.	2,812	681,319
Dassault Aviation SA (France)	1,758	297,709
Deere & Co.	7,161	3,070,350
Eaton Corp. PLC	4,192	657,934
Emerson Electric Co.	7,800	749,268
Encore Wire Corp.	1,588	218,445
ESCO Technologies, Inc.	1,350	118,179
Fortive Corp.	68,940	4,429,395
Franklin Electric Co., Inc.	1,023	81,584
GEA Group AG (Germany)	13,050	533,630
General Dynamics Corp.	34,600	8,584,606
Gentherm, Inc.(NON)	1,225	79,980
GrafTech International, Ltd.	61,642	293,416
HEICO Corp.	4,631	711,507
Heritage-Crystal Clean, Inc.(NON)	3,052	99,129
Hillenbrand, Inc.	9,338	398,452
Honeywell International, Inc.	19,967	4,278,929
Ingersoll Rand, Inc.	55,848	2,918,058
ITT, Inc.	8,585	696,244
Johnson Controls International PLC	100,915	6,458,560
Kaman Corp.	3,823	85,253
Legrand SA (France)	17,372	1,391,341
LKQ Corp.	12,700	678,307
Lockheed Martin Corp.	17,300	8,416,277
Mitsubishi Heavy Industries, Ltd. (Japan)	30,100	1,200,422
Moog, Inc. Class A	3,407	298,998
MRC Global, Inc.(NON)	12,906	149,451
MYR Group, Inc.(NON)	961	88,479
National Presto Industries, Inc.	975	66,749
Nordson Corp.	3,100	736,932
Northrop Grumman Corp.	10,786	5,884,949
O-I Glass, Inc.(NON)	23,267	385,534
Otis Worldwide Corp.	9,400	736,114
Parker Hannifin Corp.	2,541	739,431
Prysmian SpA (Italy)	15,216	564,541
Raytheon Technologies Corp.	55,704	5,621,648
Republic Services, Inc.	12,500	1,612,375
Rheinmetall AG (Germany)	8,205	1,634,084
Ryerson Holding Corp.	7,349	222,381
Shyft Group, Inc. (The)	3,946	98,098
Spirax-Sarco Engineering PLC (United Kingdom)	5,406	693,752
Sturm Ruger & Co., Inc.	1,431	72,437
Terex Corp.	10,622	453,772
Tetra Tech, Inc.	5,089	738,872
Textron, Inc.	18,300	1,295,640
Titan International, Inc.(NON)	8,472	129,791
Titan Machinery, Inc.(NON)	3,776	150,020
TransDigm Group, Inc.	3,254	2,048,881
Waste Connections, Inc.	15,041	1,993,835
Waste Management, Inc.	4,100	643,208
Watts Water Technologies, Inc. Class A	605	88,469
Zurn Water Solutions Corp.	15,162	320,676

		82,388,596
Communication services (2.0%)
Altice USA, Inc. Class A(NON)	153,500	706,100
American Tower Corp.(R)	72,941	15,453,280
AT&T, Inc.	277,204	5,103,326
Cambium Networks Corp.(NON)	3,863	83,711
Charter Communications, Inc. Class A(NON)	7,512	2,547,319
Comcast Corp. Class A	96,591	3,377,787
Crown Castle, Inc.(R)	5,400	732,456
EchoStar Corp. Class A(NON)	10,387	173,255
KDDI Corp. (Japan)	52,100	1,580,785
Liberty Latin America, Ltd. Class C (Chile)(NON)	39,629	301,180
Preformed Line Products Co.	517	43,061
SBA Communications Corp.(R)	2,500	700,775
T-Mobile US, Inc.(NON)	33,433	4,680,620
Telstra Group, Ltd. (Australia)	505,019	1,371,931
Verizon Communications, Inc.	157,110	6,190,134

		43,045,720
Communications equipment (0.1%)
arista Networks, Inc.(NON)	5,500	667,425
Telefonaktiebolaget LM Ericsson Class B (Sweden)	232,270	1,355,577
Viavi Solutions, Inc.(NON)	7,359	77,343

		2,100,345
Computers (4.9%)
A10 Networks, Inc.	22,536	374,774
Adeia, Inc.	21,302	201,943
Agilysys, Inc.(NON)	2,337	184,950
Apple, Inc.	513,223	66,683,064
Avid Technology, Inc.(NON)	12,741	338,783
Calix, Inc.(NON)	4,444	304,103
Cisco Systems, Inc./Delaware	155,800	7,422,312
CommVault Systems, Inc.(NON)	6,937	435,921
Dropbox, Inc. Class A(NON)	32,123	718,913
Enfusion, Inc. Class A(NON)	7,989	77,254
Extreme Networks, Inc.(NON)	25,271	462,712
Fortinet, Inc.(NON)	13,847	676,980
Fujitsu, Ltd. (Japan)	11,600	1,556,949
MongoDB, Inc.(NON)	4,721	929,282
MSCI, Inc.	6,106	2,840,328
NetApp, Inc.	10,600	636,636
NetScout Systems, Inc.(NON)	3,087	100,358
OneSpan, Inc.(NON)	5,632	63,022
Pure Storage, Inc. Class A(NON)	111,316	2,978,816
Qualys, Inc.(NON)	3,602	404,252
RingCentral, Inc. Class A(NON)	20,700	732,780
ServiceNow, Inc.(NON)	1,900	737,713
Smartsheet, Inc. Class A(NON)	25,670	1,010,371
Snowflake, Inc. Class A(NON)	5,618	806,408
Sprout Social, Inc. Class A(NON)	6,876	388,219
SS&C Technologies Holdings, Inc.	14,099	733,994
Sumo Logic, Inc.(NON)	25,273	204,711
Super Micro Computer, Inc.(NON)	6,049	496,623
Synopsys, Inc.(NON)	30,000	9,578,700
UserTesting, Inc.(NON)	31,095	233,523
Vimeo, Inc.(NON)	17,238	59,126
Zscaler, Inc.(NON)	5,000	559,500

		102,933,020
Conglomerates (0.6%)
3M Co.	5,909	708,607
AMETEK, Inc.	33,901	4,736,648
General Electric Co.	9,600	804,384
Marubeni Corp. (Japan)	130,400	1,505,303
Mitsubishi Corp. (Japan)	89,500	2,920,821
Mitsui & Co., Ltd. (Japan)	52,900	1,553,061
SPX Technologies, Inc.(NON)	3,337	219,074

		12,447,898
Consumer cyclicals (9.2%)
ADT, Inc.	39,300	356,451
Amazon.com, Inc.(NON)	289,105	24,284,820
Aristocrat Leisure, Ltd. (Australia)	60,328	1,253,588
Arrowhead Pharmaceuticals, Inc.(NON)	10,681	433,221
Automatic Data Processing, Inc.	3,400	812,124
Autonation, Inc.(NON)	6,100	654,530
AutoZone, Inc.(NON)	2,500	6,165,450
Bandai Namco Holdings, Inc. (Japan)	22,100	1,400,026
Beazer Homes USA, Inc.(NON)	8,453	107,860
BJ's Wholesale Club Holdings, Inc.(NON)	46,794	3,095,891
Bluegreen Vacations Holding Corp.	1,997	49,845
BlueLinx Holdings, Inc.(NON)	2,194	156,015
Booking Holdings, Inc.(NON)	6,616	13,333,092
Booz Allen Hamilton Holding Corp.	15,019	1,569,786
Boyd Gaming Corp.	13,500	736,155
Buckle, Inc. (The)	2,427	110,064
Caleres, Inc.	12,254	273,019
Capri Holdings, Ltd.(NON)	13,700	785,284
Casey'S General Stores, Inc.	1,400	314,090
Cintas Corp.	4,855	2,192,615
Clear Channel Outdoor Holdings, Inc.(NON)	85,687	89,971
CoStar Group, Inc.(NON)	31,980	2,471,414
CRA International, Inc.	865	105,902
Crocs, Inc.(NON)	1,385	150,176
Dillard's, Inc. Class A	1,176	380,083
Dolby Laboratories, Inc. Class A	10,300	726,562
Dollar General Corp.	2,922	719,543
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany)(NON)	607	61,565
Expedia Group, Inc.(NON)	44,539	3,901,616
Experian PLC (United Kingdom)	70,657	2,402,887
FactSet Research Systems, Inc.	1,853	743,442
Flutter Entertainment PLC (Ireland)(NON)	9,120	1,244,793
Foot Locker, Inc.	2,382	90,016
Ford Motor Co.	53,201	618,728
Forrester Research, Inc.(NON)	1,233	44,092
Franklin Covey Co.(NON)	1,603	74,972
Gartner, Inc.(NON)	16,801	5,647,488
General Motors Co.	205,886	6,926,005
Genuine Parts Co.	11,400	1,978,014
GMS, Inc.(NON)	5,607	279,229
Golden Entertainment, Inc.(NON)	3,795	141,933
Goodyear Tire & Rubber Co. (The)(NON)	7,103	72,095
Group 1 Automotive, Inc.	514	92,710
Hackett Group, Inc. (The)	4,746	96,676
Hermes International (France)	1,116	1,726,228
Hilton Worldwide Holdings, Inc.	19,771	2,498,264
Home Depot, Inc. (The)	7,493	2,366,739
iHeartMedia, Inc. Class A(NON)	9,929	60,865
Industria de Diseno Textil SA (Spain)	58,101	1,545,526
InterContinental Hotels Group PLC (United Kingdom)	22,853	1,310,679
International Game Technology PLC	19,376	439,448
Jardine Matheson Holdings, Ltd. (Hong Kong)	7,100	361,390
JD Sports Fashion PLC (United Kingdom)	1,395,345	2,128,028
Kontoor Brands, Inc.	2,151	86,018
La Francaise des Jeux SAEM (France)	5,715	229,900
Laureate Education, Inc.	31,173	299,884
Lennar Corp. Class A	8,300	751,150
Light & Wonder, Inc.(NON)	6,686	391,800
Live Nation Entertainment, Inc.(NON)	30,320	2,114,517
LiveRamp Holdings, Inc.(NON)	11,330	265,575
Lowe's Cos., Inc.	3,799	756,913
Lululemon Athletica, Inc. (Canada)(NON)	11,055	3,541,801
LVMH Moet Hennessy Louis Vuitton SA (France)	5,754	4,187,754
M/I Homes, Inc.(NON)	933	43,086
Macy's, Inc.	36,100	745,465
MarineMax, Inc.(NON)	2,427	75,771
Marriott International, Inc./MD Class A	5,000	744,450
Masonite International Corp.(NON)	1,327	106,969
Mastercard, Inc. Class A	20,951	7,285,292
MasterCraft Boat Holdings, Inc.(NON)	3,360	86,923
Medifast, Inc.	666	76,823
Modine Manufacturing Co.(NON)	13,490	267,911
Moncler SpA (Italy)	12,194	646,127
Movado Group, Inc.	2,268	73,143
Murphy USA, Inc.	334	93,366
NeoGames SA (Israel)(NON)	3,149	38,386
Network International Holdings PLC (United Arab Emirates)(NON)	290,470	1,046,468
New York Times Co. (The) Class A	19,383	629,172
Nexstar Media Group, Inc. Class A	3,840	672,115
Nike, Inc. Class B	36,860	4,312,989
Nintendo Co., Ltd. (Japan)	41,400	1,745,084
NVR, Inc.(NON)	176	811,814
O'Reilly Automotive, Inc.(NON)	7,677	6,479,618
Owens Corning	8,100	690,930
Oxford Industries, Inc.	1,027	95,696
Pan Pacific International Holdings Corp. (Japan)	55,200	1,031,740
Pandora A/S (Denmark)	9,554	671,289
PayPal Holdings, Inc.(NON)	8,900	633,858
Penske Automotive Group, Inc.	5,600	643,608
PGT Innovations, Inc.(NON)	3,728	66,955
Pitney Bowes, Inc.	48,833	185,565
Porsche Automobil Holding SE (Preference) (Germany)	4,715	258,617
PROG Holdings, Inc.(NON)	4,536	76,613
Publicis Groupe SA (France)	10,042	638,733
PulteGroup, Inc.	73,489	3,345,954
RE/MAX Holdings, Inc. Class A	3,942	73,479
Red Rock Resorts, Inc. Class A	10,216	408,742
Scholastic Corp.	2,150	84,839
Signet Jewelers, Ltd.	7,080	481,440
Skyline Champion Corp.(NON)	7,642	393,639
Sony Group Corp. (Japan)	21,000	1,605,722
SP Plus Corp.(NON)	2,339	81,210
Stellantis NV (Italy)	107,507	1,527,122
Steven Madden, Ltd.	2,456	78,494
StoneCo., Ltd. Class A (Brazil)(NON)	7,969	75,227
Tapestry, Inc.	19,300	734,944
Target Corp.	16,041	2,390,751
TechnoPro Holdings, Inc. (Japan)	30,700	824,577
Tesla, Inc.(NON)	61,855	7,619,299
Thomson Reuters Corp. (Canada)	14,654	1,671,682
Toast, Inc. Class A(NON)	41,400	746,442
Toll Brothers, Inc.	22,455	1,120,954
Toyota Motor Corp. (Japan)	4,700	64,910
Trade Desk, Inc. (The) Class A(NON)	14,600	654,518
TRI Pointe Homes, Inc.(NON)	19,547	363,379
United Rentals, Inc.(NON)	8,418	2,991,926
Universal Music Group NV (Netherlands)	222,569	5,362,982
Vista Outdoor, Inc.(NON)	10,294	250,865
Visteon Corp.(NON)	3,497	457,513
Volkswagen AG (Preference) (Germany)	11,197	1,395,390
Walmart, Inc.	71,640	10,157,836
Walt Disney Co. (The)(NON)	7,540	655,075
Warner Bros Discovery, Inc.(NON)	66,794	633,207
Wolters Kluwer NV (Netherlands)	19,536	2,044,387
Worldline SA/France (France)(NON)	40,019	1,564,884
Wyndham Hotels & Resorts, Inc.	10,100	720,231

		193,762,513
Consumer staples (6.0%)
ACCO Brands Corp.	14,465	80,859
Airbnb, Inc. Class A(NON)	31,631	2,704,451
Albertsons Cos., Inc. Class A	35,800	742,492
Asahi Group Holdings, Ltd. (Japan)	57,900	1,817,206
Bloomin' Brands, Inc.	4,849	97,562
Brink's Co. (The)	5,501	295,459
British American Tobacco PLC (United Kingdom)	4,212	167,097
Cargurus, Inc.(NON)	15,745	220,587
Carlsberg A/S Class B (Denmark)	1,377	182,997
Cars.com, Inc.(NON)	9,864	135,827
Chipotle Mexican Grill, Inc.(NON)	1,753	2,432,270
CK Hutchison Holdings, Ltd. (Hong Kong)	523,000	3,139,159
Coca-Cola Co. (The)	241,084	15,335,353
Coca-Cola Consolidated, Inc.	987	505,699
Coca-Cola Europacific Partners PLC (Spain)	47,345	2,619,125
Coca-Cola HBC AG (Italy)	30,244	721,398
Coles Group, Ltd. (Australia)	78,108	889,167
Colgate-Palmolive Co.	9,382	739,208
CoreCivic, Inc.(NON)	18,991	219,536
Costco Wholesale Corp.	13,409	6,121,209
Dave & Buster's Entertainment, Inc.(NON)	3,834	135,877
Diageo PLC (United Kingdom)	77,490	3,419,376
DoorDash, Inc. Class A(NON)	14,600	712,772
Estee Lauder Cos., Inc. (The) Class A	7,494	1,859,336
First Watch Restaurant Group, Inc.(NON)	9,534	128,995
G-III Apparel Group, Ltd.(NON)	4,121	56,499
Heidrick & Struggles International, Inc.	4,973	139,095
Herc Holdings, Inc.	709	93,283
Hershey Co. (The)	18,857	4,366,716
Hostess Brands, Inc.(NON)	18,451	414,040
Hudson Technologies, Inc.(NON)	8,170	82,680
Imperial Brands PLC (United Kingdom)	59,505	1,489,848
Ingles Markets, Inc. Class A	1,978	190,798
ITOCHU Corp. (Japan)	79,400	2,508,324
Itron, Inc.(NON)	8,010	405,707
Jeronimo Martins SGPS SA (Portugal)	52,521	1,134,541
John B. Sanfilippo & Son, Inc.	1,077	87,582
Kesko Oyj Class B (Finland)	16,605	366,517
Keurig Dr Pepper, Inc.	97,846	3,489,188
Kforce, Inc.	2,693	147,657
Koninklijke Ahold Delhaize NV (Netherlands)	53,466	1,536,124
Korn Ferry	7,519	380,612
Kraft Heinz Co. (The)	18,100	736,851
L'Oreal SA (France)	5,737	2,048,694
ManpowerGroup, Inc.	8,300	690,643
McDonald's Corp.	2,600	685,178
McDonald's Holdings Co. (Japan), Ltd. (Japan)	15,300	582,319
Mondelez International, Inc. Class A	10,700	713,155
Nestle SA (Switzerland)	37,239	4,314,915
Netflix, Inc.(NON)	7,864	2,318,936
PepsiCo, Inc.	30,300	5,473,998
Perdoceo Education Corp.(NON)	18,649	259,221
Philip Morris International, Inc.	110,239	11,157,289
Primo Water Corp.	19,498	302,999
Procter & Gamble Co. (The)	116,129	17,600,511
Recruit Holdings Co., Ltd. (Japan)	55,400	1,763,226
Resideo Technologies, Inc.(NON)	4,943	81,312
Resources Connection, Inc.	4,488	82,489
Sally Beauty Holdings, Inc.(NON)	25,252	316,155
ScanSource, Inc.(NON)	1,425	41,639
Simply Good Foods Co. (The)(NON)	7,842	298,231
Sodexo SA (France)	4,977	476,716
Sysco Corp.	8,596	657,164
TriNet Group, Inc.(NON)	5,478	371,408
Tyson Foods, Inc. Class A	10,483	652,567
Uber Technologies, Inc.(NON)	283,364	7,007,592
Udemy, Inc.(NON)	7,265	76,646
Ulta Beauty, Inc.(NON)	1,500	703,605
Unilever PLC (United Kingdom)	36,815	1,861,304
United Natural Foods, Inc.(NON)	9,104	352,416
US Foods Holding Corp.(NON)	10,000	340,200
USANA Health Sciences, Inc.(NON)	1,483	78,896
Vacasa, Inc. Class A(NON)	49,422	62,272
Vector Group, Ltd.	20,385	241,766
Veritiv Corp.	2,715	330,443
Wendy's Co. (The)	15,900	359,817
WH Group, Ltd. (Hong Kong)	768,500	446,994
Yakult Honsha Co., Ltd. (Japan)	18,100	1,180,555

		126,980,350
Electronics (2.5%)
Agilent Technologies, Inc.	5,818	870,664
Alpha & Omega Semiconductor, Ltd.(NON)	5,831	166,592
Ambarella, Inc.(NON)	1,301	106,981
Broadcom, Inc.	10,181	5,692,503
CEVA, Inc.(NON)	3,423	87,560
Enovix Corp.(NON)	5,632	70,062
Hamamatsu Photonics KK (Japan)	8,400	404,511
Hirose Electric Co., Ltd. (Japan)	800	101,189
Hoya Corp. (Japan)	24,900	2,410,504
Keysight Technologies, Inc.(NON)	4,200	718,494
Lattice Semiconductor Corp.(NON)	30,079	1,951,526
Minebea Mitsumi, Inc. (Japan)	89,800	1,348,642
Murata Manufacturing Co., Ltd. (Japan)	18,600	933,685
NVIDIA Corp.	104,491	15,270,315
NXP Semiconductors NV	8,424	1,331,245
Qualcomm, Inc.	106,027	11,656,609
Rambus, Inc.(NON)	13,480	482,854
STMicroelectronics NV (France)	41,417	1,462,827
Synaptics, Inc.(NON)	1,889	179,757
TDK Corp. (Japan)	38,700	1,278,303
Texas Instruments, Inc.	9,569	1,580,990
Thales SA (France)	23,410	2,989,565
Trimble Inc.(NON)	6,200	313,472
TTM Technologies, Inc.(NON)	2,845	42,903
Vishay Intertechnology, Inc.	4,502	97,108
Vontier Corp.	55,936	1,081,243

		52,630,104
Energy (3.4%)
Alpha Metallurgical Resources, Inc.	2,819	412,673
APA Corp.	15,901	742,259
Arch Resources, Inc.	1,777	253,738
BP PLC (United Kingdom)	403,279	2,315,347
California Resources Corp.	9,341	406,427
Cheniere Energy, Inc.	31,900	4,783,724
Chevron Corp.	4,389	787,782
Chord Energy Corp.	3,128	427,942
Comstock Resources, Inc.	4,291	58,830
ConocoPhillips	50,349	5,941,182
Delek US Holdings, Inc.	13,600	367,200
Denbury, Inc.(NON)	4,095	356,347
Enphase Energy, Inc.(NON)	2,800	741,888
EOG Resources, Inc.	9,904	1,282,766
Equinor ASA (Norway)	45,279	1,625,955
Exxon Mobil Corp.	162,609	17,935,773
Fluence Energy, Inc.(NON)	7,904	135,554
Golar LNG, Ltd. (Norway)(NON)	16,743	381,573
Marathon Oil Corp.	177,307	4,799,700
Marathon Petroleum Corp.	56,725	6,602,223
NexTier Oilfield Solutions, Inc.(NON)	12,647	116,858
NOW, Inc.(NON)	28,353	360,083
Occidental Petroleum Corp.	10,915	687,536
OMV AG (Austria)	7,928	408,202
PBF Energy, Inc. Class A	11,098	452,576
Range Resources Corp.	26,400	660,528
Repsol SA (Spain)	46,979	746,786
Shell PLC (London Exchange) (United Kingdom)	145,445	4,089,939
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	144,151	4,086,033
SM Energy Co.	11,468	399,430
SunCoke Energy, Inc.	16,522	142,585
Talos Energy, Inc.(NON)	18,242	344,409
Targa Resources Corp.	11,000	808,500
Thermon Group Holdings, Inc.(NON)	4,834	97,067
TotalEnergies SE (France)	31,323	1,966,516
US Silica Holdings, Inc.(NON)	15,983	199,788
Valero Energy Corp.	33,075	4,195,895
Warrior Met Coal, Inc.	12,414	430,021
Weatherford International PLC	11,188	569,693

		71,121,328
Financials (10.5%)
3i Group PLC (United Kingdom)	73,133	1,186,076
Affiliated Managers Group, Inc.	4,600	728,778
Alexander & Baldwin, Inc.(R)	11,405	213,616
Allianz SE (Germany)	3,086	663,654
Ally Financial, Inc.	27,700	677,265
Amalgamated Financial Corp.	7,236	166,717
American Assets Trust, Inc.(R)	1,473	39,035
American Equity Investment Life Holding Co.	2,825	128,877
American Express Co.	4,706	695,312
American Financial Group, Inc.	4,862	667,455
American International Group, Inc.	167,992	10,623,814
Ameriprise Financial, Inc.	12,200	3,798,714
Ameris Bancorp	2,095	98,758
AMERISAFE, Inc.	1,742	90,532
Anywhere Real Estate, Inc.(NON)	23,590	150,740
Apollo Global Management, Inc.	33,952	2,165,798
Apple Hospitality REIT, Inc.	11,907	187,892
Ares Management Corp. Class A	9,200	629,648
Argo Group International Holdings, Ltd. (Bermuda)	3,807	98,411
Armada Hoffler Properties, Inc.(R)	6,361	73,152
Associated Banc-Corp.	3,111	71,833
Assured Guaranty, Ltd.	44,956	2,798,961
Atlantic Union Bankshares Corp.	4,733	166,318
AvalonBay Communities, Inc.(R)	4,400	710,688
Aviva PLC (United Kingdom)	161,774	866,014
AXA SA (France)	176,513	4,923,047
BancFirst Corp.	747	65,870
Banco Bilbao Vizcaya Argentaria SA (Spain)	281,500	1,697,702
Banco Latinoamericano de Comercio Exterior SA (Panama)	2,841	46,024
Bank Leumi Le-Israel BM (Israel)	140,080	1,168,031
Bank of America Corp.	205,993	6,822,488
Bank of Ireland Group PLC (Ireland)	231,132	2,201,995
Banner Corp.	3,137	198,258
Barclays PLC (United Kingdom)	287,734	551,421
BCB Bancorp, Inc.	2,088	37,563
Berkshire Hathaway, Inc. Class B(NON)	7,598	2,347,022
BGC Partners, Inc. Class A	59,136	222,943
Blackstone, Inc.	7,696	570,966
Blucora, Inc.(NON)	5,615	143,351
BNP Paribas SA (France)	17,929	1,021,979
BrightSpire Capital, Inc.(R)	11,509	71,701
Brixmor Property Group, Inc.(R)	31,304	709,662
Brookline Bancorp, Inc.	5,349	75,688
Brown & Brown, Inc.	12,300	700,731
BRT Apartments Corp.(R)	2,208	43,365
Camden Property Trust(R)	5,900	660,092
Capital One Financial Corp.	49,296	4,582,556
Carlyle Group, Inc. (The)	99,771	2,977,167
Cathay General Bancorp	10,352	422,258
CBRE Group, Inc. Class A(NON)	9,900	761,904
Central Pacific Financial Corp.	3,783	76,719
Charles Schwab Corp. (The)	108,935	9,069,929
Chubb, Ltd.	3,836	846,222
Citigroup, Inc.	259,525	11,738,315
City Office REIT, Inc. (Canada)	7,521	63,026
CK Asset Holdings, Ltd. (Hong Kong)	161,159	992,088
CNB Financial Corp./PA	1,564	37,208
CNO Financial Group, Inc.	20,488	468,151
Comerica, Inc.	10,000	668,500
ConnectOne Bancorp, Inc.	3,105	75,172
Corporate Office Properties Trust(R)	3,389	87,911
CubeSmart(R)	18,000	724,500
Cushman & Wakefield PLC(NON)	22,409	279,216
Customers Bancorp, Inc.(NON)	8,749	247,947
DBS Group Holdings, Ltd. (Singapore)	165,400	4,188,717
Deutsche Bank AG (Germany)	15,445	175,052
Deutsche Boerse AG (Germany)	11,045	1,908,251
Discover Financial Services	46,892	4,587,444
DNB Bank ASA (Norway)	80,584	1,599,457
Eagle Bancorp, Inc.	2,328	102,595
East West Bancorp, Inc.	10,300	678,770
Employers Holdings, Inc.	2,328	100,407
Encore Capital Group, Inc.(NON)	2,434	116,686
Enova International, Inc.(NON)	2,461	94,429
Enstar Group, Ltd.(NON)	1,356	313,290
Enterprise Financial Services Corp.	805	39,413
Equitable Holdings, Inc.	115,965	3,328,196
Equity Lifestyle Properties, Inc.(R)	11,435	738,701
Equity Residential(R)	10,900	643,100
Essent Group, Ltd.	12,384	481,490
Essential Properties Realty Trust, Inc.(R)	20,138	472,639
Eurazeo SE (France)	2,717	168,979
Extra Space Storage, Inc.(R)	4,515	664,518
Farmers National Banc Corp.	2,959	41,781
Fifth Third Bancorp	20,700	679,167
First BanCorp/Puerto Rico (Puerto Rico)	28,999	368,867
First Bancshares, Inc. (The)	2,506	80,217
First Commonwealth Financial Corp.	6,049	84,505
First Financial Corp./IN	2,032	93,635
First Foundation, Inc.	5,123	73,413
Fulton Financial Corp.	16,438	276,652
Gaming and Leisure Properties, Inc.(R)	78,679	4,098,389
Genworth Financial, Inc. Class A(NON)	96,814	512,146
Gjensidige Forsikring ASA (Norway)	8,855	173,723
Goldman Sachs Group, Inc. (The)	28,672	9,845,391
Goodman Group (Australia)(R)	100,774	1,191,104
Granite Point Mortgage Trust, Inc.(R)	12,401	66,469
Great Southern Bancorp, Inc.	1,265	75,255
Hana Financial Group, Inc. (South Korea)	52,976	1,761,677
Hancock Whitney Corp.	9,828	475,577
Hanmi Financial Corp.	5,042	124,790
Hersha Hospitality Trust Class A(R)	8,460	72,079
Hilltop Holdings, Inc.	3,144	94,351
HomeStreet, Inc.	3,020	83,292
Hope Bancorp, Inc.	20,867	267,306
Horace Mann Educators Corp.	8,064	301,352
Horizon Bancorp, Inc./IN	4,955	74,721
Independent Bank Corp./MI	2,210	52,863
Industrivarden AB Class A (Sweden)	10,614	257,852
Intercontinental Exchange, Inc.	6,600	677,094
International Bancshares Corp.	2,172	99,391
International Money Express, Inc.(NON)	8,698	211,970
Investor AB Class B (Sweden)	92,597	1,673,248
Israel Discount Bank, Ltd. Class A (Israel)	86,586	455,210
iStar, Inc.(R)	24,233	184,898
Jackson Financial, Inc. Class A	12,436	432,648
Japan Exchange Group, Inc. (Japan)	102,800	1,486,308
Japan Post Holdings Co., Ltd. (Japan)	191,000	1,614,710
Jones Lang LaSalle, Inc.(NON)	4,235	674,932
JPMorgan Chase & Co.	128,838	17,277,176
Kennedy-Wilson Holdings, Inc.	4,931	77,565
KeyCorp	32,133	559,757
L E Lundbergforetagen AB Class B (Sweden)	2,826	120,273
Life Storage, Inc.(R)	21,007	2,069,190
Lloyds Banking Group PLC (United Kingdom)	2,969,423	1,630,166
Loews Corp.	12,700	740,791
London Stock Exchange Group PLC (United Kingdom)	22,149	1,910,809
Marcus & Millichap, Inc.	5,174	178,244
MetLife, Inc.	95,500	6,911,335
MFA Financial, Inc.(R)	7,367	72,565
MGIC Investment Corp.	75,945	987,285
Midland States Bancorp, Inc.	2,238	59,576
Mitsubishi Estate Co., Ltd. (Japan)	108,200	1,410,623
Mitsubishi UFJ Financial Group, Inc. (Japan)	538,800	3,649,750
Mitsui Fudosan Co., Ltd. (Japan)	10,800	198,900
Mizrahi Tefahot Bank, Ltd. (Israel)	14,046	455,133
Mr. Cooper Group, Inc.(NON)	10,197	409,206
National Australia Bank, Ltd. (Australia)	92,549	1,894,141
National Bank Holdings Corp. Class A	2,367	99,580
National Health Investors, Inc.(R)	1,679	87,677
Navient Corp.	27,175	447,029
NBT Bancorp, Inc.	3,955	171,726
New York Community Bancorp, Inc.	43,387	373,128
NN Group NV (Netherlands)	3,107	126,916
Nomura Real Estate Holdings, Inc. (Japan)	18,200	392,457
Nordea Bank ABP (Finland)	114,344	1,223,778
OceanFirst Financial Corp.	3,390	72,038
OFG Bancorp (Puerto Rico)	5,467	150,671
Outfront Media, Inc.(R)	23,658	392,250
Partners Group Holding AG (Switzerland)	3,417	3,018,445
Pathward Financial, Inc.	6,783	292,008
Peapack-Gladstone Financial Corp.	1,662	61,860
PennyMac Financial Services, Inc.	7,104	402,513
Peoples Bancorp, Inc./OH	2,632	74,354
Piedmont Office Realty Trust, Inc. Class A(R)	16,667	152,836
Piper Sandler Cos.	508	66,137
PNC Financial Services Group, Inc. (The)	25,000	3,948,500
Preferred Bank/Los Angeles CA	1,387	103,498
ProAssurance Corp.	4,428	77,357
Prologis, Inc.(R)	6,350	715,836
Prudential PLC (United Kingdom)	212,791	2,900,535
Public Storage(R)	2,800	784,532
QCR Holdings, Inc.	1,457	72,325
Radian Group, Inc.	4,396	83,832
Reinsurance Group of America, Inc.	8,627	1,225,810
Retail Opportunity Investments Corp.(R)	20,113	302,298
RMR Group, Inc. (The) Class A	3,068	86,671
S&T Bancorp, Inc.	2,825	96,559
Safehold, Inc.(R)	1,855	53,090
Safety Insurance Group, Inc.	908	76,508
Sampo Oyj Class A (Finland)	30,158	1,576,037
Sekisui Chemical Co., Ltd. (Japan)	17,700	248,830
Simon Property Group, Inc.(R)	6,087	715,101
SITE Centers Corp.(R)	5,904	80,649
SLM Corp.	46,762	776,249
South Plains Financial, Inc.	1,339	36,863
SouthState Corp.	2,681	204,721
Spirit Realty Capital, Inc.(R)	17,400	694,782
STAG Industrial, Inc.(R)	16,118	520,773
State Street Corp.	20,173	1,564,820
Stewart Information Services Corp.	3,898	166,562
StoneX Group, Inc.(NON)	2,352	224,146
Sunstone Hotel Investors, Inc.(R)	39,796	384,429
Synchrony Financial	21,367	702,120
Taylor Morrison Home Corp.(NON)	11,166	338,888
Terreno Realty Corp.(R)	1,338	76,092
TPG RE Finance Trust, Inc.(R)	12,311	83,592
UBS Group AG (Switzerland)	47,223	878,680
UMB Financial Corp.	5,230	436,810
Umpqua Holdings Corp.	38,800	692,580
United Fire Group, Inc.	2,406	65,828
Universal Insurance Holdings, Inc.	4,303	45,569
Unum Group	17,973	737,432
Urban Edge Properties(R)	5,175	72,916
Vicinity, Ltd. (Australia)(R)	371,899	506,415
Virtu Financial, Inc. Class A	42,100	859,261
Virtus Investment Partners, Inc.	1,137	217,667
Visa, Inc. Class A	31,124	6,466,322
Vornado Realty Trust(R)	83,058	1,728,437
W.R. Berkley Corp.	10,428	756,760
Washington Federal, Inc.	5,872	197,006
Wells Fargo & Co.	125,448	5,179,748
WesBanco, Inc.	5,439	201,134
Wintrust Financial Corp.	8,515	719,688
Zurich Insurance Group AG (Switzerland)	1,389	664,419

		222,802,428
Health care (10.7%)
2seventy bio, Inc.(NON)	4,411	41,331
Abbott Laboratories	122,771	13,479,028
AbbVie, Inc.	80,478	13,006,049
ACADIA Pharmaceuticals, Inc.(NON)	5,433	86,493
Adaptive Biotechnologies Corp.(NON)	43,080	329,131
Agenus, Inc.(NON)	69,950	167,880
Alkermes PLC(NON)	17,102	446,875
Allscripts Healthcare Solutions, Inc.(NON)	24,261	427,964
AmerisourceBergen Corp.	4,514	748,015
Amgen, Inc.	2,626	689,693
AMN Healthcare Services, Inc.(NON)	4,348	447,061
Amylyx Pharmaceuticals, Inc.(NON)	4,640	171,448
AngioDynamics, Inc.(NON)	5,819	80,128
Arcellx, Inc.(NON)	3,867	119,800
Arvinas, Inc.(NON)	1,751	59,902
AstraZeneca PLC (United Kingdom)	58,195	7,892,407
AstraZeneca PLC ADR (United Kingdom)	65,325	4,429,035
AtriCure, Inc.(NON)	2,313	102,651
Avanos Medical, Inc.(NON)	6,662	180,274
Bio-Rad Laboratories, Inc. Class A(NON)	1,890	794,726
BioCryst Pharmaceuticals, Inc.(NON)	8,392	96,340
Biohaven, Ltd.(NON)	4,873	67,637
bioMerieux (France)	2,936	307,747
Boston Scientific Corp.(NON)	60,965	2,820,850
BridgeBio Pharma, Inc.(NON)	6,905	52,616
Bristol-Myers Squibb Co.	93,772	6,746,895
Cardinal Health, Inc.	9,484	729,035
Castle Biosciences, Inc.(NON)	1,922	45,244
Catalyst Pharmaceuticals, Inc.(NON)	5,207	96,850
Chugai Pharmaceutical Co., Ltd. (Japan)	50,500	1,295,977
Cigna Corp.	16,333	5,411,776
CinCor Pharma, Inc.(NON)	7,203	88,525
Computer Programs and Systems, Inc.(NON)	2,619	71,289
Corcept Therapeutics, Inc.(NON)	4,171	84,713
Crinetics Pharmaceuticals, Inc.(NON)	4,740	86,742
CVS Health Corp.	110,954	10,339,803
Danaher Corp.	25,904	6,875,439
Dexcom, Inc.(NON)	21,576	2,443,266
Dyne Therapeutics, Inc.(NON)	8,294	96,127
Edwards Lifesciences Corp.(NON)	9,021	673,057
Elevance Health, Inc.	10,498	5,385,159
Eli Lilly and Co.	45,805	16,757,301
Enanta Pharmaceuticals, Inc.(NON)	6,526	303,590
Exelixis, Inc.(NON)	43,300	694,532
FibroGen, Inc.(NON)	23,529	376,935
Fulgent Genetics, Inc.(NON)	6,989	208,132
Geron Corp.(NON)	51,928	125,666
Ginkgo Bioworks Holdings, Inc.(NON)	400,900	677,521
Glaukos Corp.(NON)	2,263	98,848
HCA Healthcare, Inc.	12,259	2,941,670
Hologic, Inc.(NON)	9,900	740,619
Humana, Inc.	9,029	4,624,563
ICON PLC (Ireland)(NON)	5,563	1,080,613
IDEXX Laboratories, Inc.(NON)	3,311	1,350,756
IGM Biosciences, Inc.(NON)	3,140	53,411
Illumina, Inc.(NON)	3,391	685,660
ImmunityBio, Inc.(NON)	35,174	178,332
ImmunoGen, Inc.(NON)	42,076	208,697
Inari Medical, Inc.(NON)	1,173	74,556
Incyte Corp.(NON)	8,863	711,876
Inspire Medical Systems, Inc.(NON)	2,674	673,527
Integer Holdings Corp.(NON)	1,023	70,035
Intercept Pharmaceuticals, Inc.(NON)	7,023	86,875
Intuitive Surgical, Inc.(NON)	5,210	1,382,474
Ipsen SA (France)	2,660	286,163
IQVIA Holdings, Inc.(NON)	11,375	2,330,624
IVERIC bio, Inc.(NON)	4,662	99,813
Johnson & Johnson	3,900	688,935
Karuna Therapeutics, Inc.(NON)	2,601	511,097
Karyopharm Therapeutics, Inc.(NON)	49,442	168,103
Keros Therapeutics, Inc.(NON)	1,678	80,578
Kiniksa Pharmaceuticals, Ltd. Class A(NON)	4,757	71,260
Lantheus Holdings, Inc.(NON)	7,001	356,771
LivaNova PLC (United Kingdom)(NON)	7,169	398,166
Lonza Group AG (Switzerland)	5,530	2,709,829
McKesson Corp.	16,169	6,065,315
Medibank Private, Ltd. (Australia)	69,639	139,870
Medpace Holdings, Inc.(NON)	575	122,136
Medtronic PLC	45,400	3,528,488
Merck & Co., Inc.	162,387	18,016,838
Merck KGaA (Germany)	23,755	4,600,020
Mettler-Toledo International, Inc.(NON)	500	722,725
Molina Healthcare, Inc.(NON)	6,600	2,179,452
NextGen Healthcare, Inc.(NON)	11,521	216,364
NGM Biopharmaceuticals, Inc.(NON)	6,175	30,999
Novartis AG (Switzerland)	34,039	3,077,186
Novo Nordisk A/S Class B (Denmark)	25,347	3,422,509
Olympus Corp. (Japan)	47,900	858,433
Ono Pharmaceutical Co., Ltd. (Japan)	52,900	1,242,690
Option Care Health, Inc.(NON)	14,784	444,851
Orthofix Medical, Inc. (Netherlands)(NON)	4,805	98,647
Pfizer, Inc.	109,841	5,628,253
Prothena Corp. PLC (Ireland)(NON)	3,031	182,618
PTC Therapeutics, Inc.(NON)	12,274	468,499
RadNet, Inc.(NON)	5,915	111,379
RAPT Therapeutics, Inc.(NON)	4,521	89,516
Regeneron Pharmaceuticals, Inc.(NON)	9,106	6,569,888
Roche Holding AG (Switzerland)	10,289	3,232,525
Sabra Health Care REIT, Inc.(R)	19,991	248,488
Sanofi (France)	50,043	4,812,595
Select Medical Holdings Corp.	3,128	77,668
Sonic Healthcare, Ltd. (Australia)	44,206	902,027
Sonova Holding AG (Switzerland)	3,362	797,368
STAAR Surgical Co.(NON)	5,544	269,106
Swedish Orphan Biovitrum AB (Sweden)(NON)	5,355	110,694
Teladoc Health, Inc.(NON)	27,000	638,550
Theravance Biopharma, Inc. (Cayman Islands)(NON)	20,842	233,847
Thermo Fisher Scientific, Inc.	8,644	4,760,164
TransMedics Group, Inc.(NON)	7,560	466,603
UnitedHealth Group, Inc.	22,008	11,668,201
Vanda Pharmaceuticals, Inc.(NON)	7,809	57,709
Vertex Pharmaceuticals, Inc.(NON)	29,800	8,605,644
Vir Biotechnology, Inc.(NON)	15,863	401,493
Waters Corp.(NON)	2,300	787,934
Xencor, Inc.(NON)	4,830	125,773

		225,335,571
Semiconductor (0.4%)
Applied Materials, Inc.	30,541	2,974,083
ASM International NV (Netherlands)	303	76,432
ASML Holding NV (Netherlands)	1,751	944,301
Axcelis Technologies, Inc.(NON)	6,006	476,636
KLA Corp.	2,491	939,182
Lam Research Corp.	2,046	859,934
MaxLinear, Inc. Class A(NON)	11,451	388,761
Renesas Electronics Corp. (Japan)(NON)	198,900	1,793,646

		8,452,975
Software (4.9%)
Adobe, Inc.(NON)	20,730	6,976,267
Amdocs, Ltd.	18,600	1,690,740
American Software, Inc./GA Class A	4,561	66,955
Appian Corp.(NON)	2,995	97,517
Atlassian Corp. Class A(NON)	19,700	2,534,996
Autodesk, Inc.(NON)	4,000	747,480
Cadence Design Systems, Inc.(NON)	79,210	12,724,294
Dassault Systemes SE (France)	27,279	978,081
Domo, Inc. Class B(NON)	17,827	253,856
Donnelley Financial Solutions, Inc.(NON)	1,900	73,435
Intuit, Inc.	11,013	4,286,480
Manhattan Associates, Inc.(NON)	8,700	1,056,180
Microsoft Corp.	256,130	61,425,097
Okta, Inc.(NON)	14,800	1,011,284
Oracle Corp.	67,856	5,546,549
PROS Holdings, Inc.(NON)	7,536	182,823
ROBLOX Corp. Class A(NON)	22,700	646,042
Sapiens International Corp. NV (Israel)	3,808	70,372
Square Enix Holdings Co., Ltd. (Japan)	20,300	948,179
TIS, Inc. (Japan)	30,400	806,096
Wix.com, Ltd. (Israel)(NON)	23,100	1,774,773
Workday, Inc. Class A(NON)	5,000	836,650

		104,734,146
Technology (—%)
CACI International, Inc. Class A(NON)	2,500	751,475

		751,475
Technology services (3.8%)
Accenture PLC Class A	50,602	13,502,638
Alphabet, Inc. Class A(NON)	274,813	24,246,751
Alphabet, Inc. Class C(NON)	126,922	11,261,789
Capgemini SE (France)	9,427	1,573,711
Cognizant Technology Solutions Corp. Class A	11,300	646,247
CSG Systems International, Inc.	5,704	326,269
DocuSign, Inc.(NON)	15,562	862,446
eBay, Inc.	154,991	6,427,477
Fidelity National Information Services, Inc.	11,198	759,784
GoDaddy, Inc. Class A(NON)	9,300	695,826
HealthStream, Inc.(NON)	3,877	96,305
Leidos Holdings, Inc.	19,746	2,077,082
Meta Platforms, Inc. Class A(NON)	93,715	11,277,663
Palo Alto Networks, Inc.(NON)	33,834	4,721,196
Pinterest, Inc. Class A(NON)	30,500	740,540
Roku, Inc.(NON)	6,600	268,620
SCSK Corp. (Japan)	23,300	355,252
Spotify Technology SA (Sweden)(NON)	9,456	746,551
Zebra Technologies Corp. Class A(NON)	2,752	705,640

		81,291,787
Transportation (1.2%)
A.P. Moeller-Maersck A/S Class B (Denmark)	451	1,014,081
ArcBest Corp.	2,765	193,661
Arlo Technologies, Inc.(NON)	20,716	72,713
Canadian National Railway Co. (Canada)	17,526	2,081,892
Covenant Logistics Group, Inc.	3,003	103,814
CSX Corp.	196,300	6,081,374
Deutsche Post AG (Germany)	36,721	1,382,855
Dorian LPG, Ltd.	8,469	160,488
Hub Group, Inc. Class A(NON)	3,657	290,695
Kongsberg Gruppen ASA (Norway)	4,330	183,687
Matson, Inc.	5,436	339,804
Nippon Yusen (Japan)	32,500	770,154
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	221,525	906,460
Safe Bulkers, Inc. (Monaco)	28,596	83,214
SITC International Holdings Co., Ltd. (Hong Kong)	38,000	84,515
Southwest Airlines Co.(NON)	95,673	3,221,310
Teekay Corp. (Bermuda)(NON)	17,287	78,483
Union Pacific Corp.	33,373	6,910,547
United Parcel Service, Inc. Class B	3,835	666,676

		24,626,423
Utilities and power (1.8%)
AES Corp. (The)	27,368	787,104
ALLETE, Inc.	4,133	266,620
Ameren Corp.	22,697	2,018,218
American Electric Power Co., Inc.	72,747	6,907,328
Avista Corp.	1,920	85,133
Black Hills Corp.	1,170	82,298
Chesapeake Utilities Corp.	2,099	248,060
Constellation Energy Corp.	31,889	2,749,151
Dominion Energy, Inc.	11,800	723,576
DTE Energy Co.	6,202	728,921
Duke Energy Corp.	7,462	768,511
E.ON SE (Germany)	156,761	1,566,289
Edison International	12,216	777,182
Enel SpA (Italy)	106,855	575,346
Eversource Energy	9,300	779,712
Exelon Corp.	93,175	4,027,955
FirstEnergy Corp.	19,516	818,501
Fortum OYJ (Finland)	41,301	687,033
National Guel Gas co.	11,400	721,620
New Jersey Resources Corp.	2,725	135,215
NiSource, Inc.	25,780	706,888
Northwest Natural Holding Co.	4,894	232,905
NRG Energy, Inc.	111,053	3,533,706
Otter Tail Corp.	2,308	135,503
PNM Resources, Inc.	9,750	475,703
Portland General Electric Co.	6,353	311,297
PPL Corp.	12,000	350,640
Public Service Enterprise Group, Inc.	12,100	741,367
RWE AG (Germany)	35,590	1,584,467
SJW Group	2,395	194,450
Southern Co. (The)	10,736	766,658
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	13,140	15,111
Tokyo Gas Co., Ltd. (Japan)	40,200	791,809
Unitil Corp.	1,619	83,152
Vistra Corp.	30,360	704,352
WEC Energy Group, Inc.	7,200	675,072
Xcel Energy, Inc.	10,087	707,155

		37,464,008

Total common stocks (cost $1,202,786,718)		$1,454,714,266

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.2%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$631,796	$660,680
5.00%, 5/20/49	20,060	20,003
4.70%, with due dates from 5/20/67 to 8/20/67	110,563	108,401
4.639%, 6/20/67	50,329	49,431
4.525%, 3/20/67	65,890	64,531
4.50%, TBA, 1/1/53	10,000,000	9,703,214
4.50%, with due dates from 5/15/47 to 5/20/49	363,191	356,158
4.00%, TBA, 1/1/53	7,000,000	6,626,703
3.00%, TBA, 1/1/53	28,000,000	24,938,943
3.00%, with due dates from 8/20/49 to 4/20/51	28,432,372	25,554,412

		68,082,476
U.S. Government Agency Mortgage Obligations (15.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	153,720	148,807
3.00%, with due dates from 2/1/47 to 1/1/48	9,918,550	8,887,039
2.50%, with due dates from 8/1/50 to 8/1/51	7,497,181	6,386,613
Federal National Mortgage Association Pass-Through Certificates
4.50%, 5/1/49	4,266	4,173
4.00%, 1/1/57	751,151	715,946
4.00%, with due dates from 6/1/48 to 4/1/49	7,991,505	7,611,746
3.50%, 6/1/56	1,373,713	1,265,737
3.50%, with due dates from 4/1/52 to 5/1/52	5,718,467	5,254,242
3.00%, with due dates from 4/1/46 to 11/1/48	12,345,753	11,104,294
2.50%, with due dates from 7/1/50 to 8/1/51	38,769,389	33,147,546
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/53	19,000,000	19,293,915
5.50%, TBA, 1/1/53	38,000,000	38,112,830
5.00%, TBA, 1/1/53	91,000,000	89,734,572
4.50%, TBA, 1/1/53	18,000,000	17,350,312
4.00%, TBA, 1/1/53	1,000,000	938,750
3.50%, TBA, 1/1/53	33,000,000	30,011,936
2.50%, TBA, 1/1/53	38,000,000	32,216,875
2.50%, TBA, 1/1/38	32,000,000	29,315,002

		331,500,335

Total U.S. government and agency mortgage obligations (cost $418,105,480)		$399,582,811

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds 4.25%, 11/15/40(i)	$116,000	$119,798
U.S. Treasury Inflation Index Notes 0.125%, 10/15/24(i)	179,969	201,659
U.S. Treasury Notes
1.75%, 11/15/29(i)	550,000	482,031
0.50%, 2/28/26(i)	252,000	225,122
0.375%, 11/30/25(i)	34,000	30,451

Total U.S. treasury obligations (cost $1,059,061)		$1,059,061

CORPORATE BONDS AND NOTES (14.4%)(a)
		Principal amount	Value
Basic materials (1.0%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$400,000	$403,672
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		30,000	28,689
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		70,000	68,427
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		180,000	148,530
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		80,000	74,726
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		210,000	174,508
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		222,000	211,505
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		205,000	178,427
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		110,000	103,317
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		110,000	89,180
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		145,000	134,084
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32		355,000	328,233
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		295,000	280,530
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		310,000	301,209
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		1,745,000	1,721,139
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		350,000	292,768
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		1,050,000	898,302
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		396,000	383,293
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		85,000	73,944
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		125,000	110,607
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		260,000	249,600
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		95,000	91,319
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	240,818
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		125,000	92,833
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		460,000	447,737
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		200,000	189,404
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		155,000	144,366
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		265,000	247,343
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		210,000	189,428
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		340,000	320,866
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		716,000	581,170
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		150,000	127,497
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		155,000	132,064
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		260,000	194,327
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		270,000	209,543
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		474,000	425,690
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		430,000	347,225
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		195,000	167,700
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		145,000	100,050
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		180,000	145,075
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		525,000	494,112
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		105,000	71,073
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		185,000	146,774
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27		75,000	62,945
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	99,337
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$220,000	190,046
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		320,000	264,356
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		75,000	73,497
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		40,000	38,894
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		235,000	222,589
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	158,842
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		650,000	566,313
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		50,000	40,820
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		210,000	186,179
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		100,000	89,651
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		143,000	130,646
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		727,000	626,280
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		233,000	218,858
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		260,000	197,394
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		260,000	196,212
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		390,000	334,649
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		130,000	104,712
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		570,000	534,624
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		375,000	356,250
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		170,000	149,488
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		275,000	196,697
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		245,000	158,691
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		290,000	241,063
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		260,000	246,571
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		837,000	515,321
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		418,000	276,059
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		1,002,000	941,488
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		690,000	778,040
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		154,000	173,036
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		39,000	43,110
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		120,000	118,200
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		1,316,000	1,166,147
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		270,000	217,963

			21,276,072
Capital goods (0.8%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		120,000	98,700
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		350,000	324,569
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	161,272
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		170,000	144,925
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Ireland)(PIK)		200,000	139,106
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		225,000	178,319
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		245,000	212,220
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		296,000	253,160
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		994,000	885,471
Boeing Co. (The) sr. unsec. notes 1.433%, 2/4/24		1,630,000	1,562,041
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		245,000	237,644
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		200,000	194,043
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		280,000	281,481
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		35,000	35,896
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		144,000	144,333
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		335,000	274,455
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	154,427
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		140,000	123,083
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		185,000	161,921
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		50,000	42,750
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		235,000	224,732
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		335,000	353,006
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		410,000	318,734
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		315,000	260,295
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		740,000	629,000
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		515,000	427,880
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		284,000	275,782
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		145,000	111,279
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		491,000	468,256
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		368,000	352,255
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		75,000	62,717
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		335,000	229,609
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		470,000	350,710
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		1,165,000	1,074,421
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		263,000	249,946
OT Merger Corp. 144A sr. unsec. notes 7.875%, 10/15/29		345,000	182,850
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		320,000	268,864
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40		135,000	125,961
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		1,015,000	971,464
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		200,000	172,940
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		520,000	448,500
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		225,000	213,238
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		740,000	636,903
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		340,000	340,850
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		145,000	130,319
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		180,000	175,132
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		310,000	291,106
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		235,000	204,979
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		205,000	180,250
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		545,000	537,474
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	255,000	241,445
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$375,000	318,750
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		92,000	78,921
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		585,000	535,217
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		330,000	291,423
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		340,000	344,411

			17,689,435
Communication services (1.4%)
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (France)		255,000	194,438
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (France)		400,000	236,117
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	156,624
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	149,949
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		776,000	631,628
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		445,000	376,855
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		990,000	897,446
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		788,000	729,688
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		333,000	296,166
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		2,179,000	1,453,924
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		858,000	659,381
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		1,125,000	951,091
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		253,000	246,176
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		165,000	131,340
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		668,000	604,052
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		860,000	741,677
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		160,000	128,338
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		845,000	680,121
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		760,000	685,348
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		730,000	529,943
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		250,000	245,025
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		345,000	209,783
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		199,000	120,327
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		593,000	430,070
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		329,000	259,613
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		1,144,000	913,917
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		885,000	804,109
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		591,000	548,603
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		530,000	492,564
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		697,000	647,400
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)		449,000	387,938
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		221,000	210,135
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		435,000	512,977
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		100,000	89,466
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		135,000	108,863
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		165,000	153,324
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		235,000	151,601
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		210,000	167,606
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		115,000	96,869
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		400,000	186,000
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		266,000	231,532
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		1,835,000	1,677,183
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		415,000	385,357
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		385,000	318,495
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		385,000	303,265
Lumen Technologies, Inc. 144A sr. unsec. unsub. notes 4.50%, 1/15/29		235,000	162,200
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		1,087,000	1,128,241
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		255,000	268,338
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		1,315,000	1,034,378
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		119,000	107,791
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		1,318,000	1,241,414
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		155,000	128,081
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		21,000	21,200
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		400,000	436,524
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		1,130,000	868,445
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		1,017,000	709,348
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31		508,000	417,758
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		815,000	748,378
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		2,323,000	2,233,527
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		360,000	312,436
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		510,000	408,638

			30,359,021
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.099%, perpetual maturity		217,000	213,190

			213,190
Consumer cyclicals (1.9%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		295,000	250,885
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		540,000	498,150
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		328,000	277,965
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		345,000	250,387
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		1,555,000	1,461,185
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31		246,000	200,896
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29		120,000	64,489
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		270,000	240,894
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		225,000	183,926
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		25,000	20,568
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		65,000	54,772
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31		320,000	230,084
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		125,000	109,863
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		255,000	251,736
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		29,000	30,890
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		240,000	225,217
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		95,000	58,702
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		355,000	213,000
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		820,000	654,299
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)		536,000	465,778
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		570,000	550,494
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		120,000	111,766
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		290,000	252,300
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		85,000	69,174
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		510,000	499,242
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		60,000	55,058
Carnival Corp. 144A notes 10.50%, 2/1/26		150,000	150,714
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		330,000	235,633
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		190,000	150,879
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		310,000	277,450
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		320,000	305,200
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		50,000	50,491
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		245,000	204,074
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		255,000	189,360
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		385,000	333,603
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		220,000	160,602
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		1,230,000	1,057,750
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26		300,000	35,250
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,680,000	1,559,033
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		315,000	54,561
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		195,000	167,498
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		595,000	467,407
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		715,000	687,359
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		240,000	217,075
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		260,000	213,418
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		315,000	278,873
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)		125,000	110,373
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		150,000	121,882
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		240,000	206,872
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		60,000	52,723
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49		245,000	213,521
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45		95,000	77,213
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,347,000	1,267,874
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		110,000	106,732
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32		353,000	276,590
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26		288,000	253,607
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		72,000	62,809
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		630,000	454,010
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		172,000	165,656
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		150,000	145,279
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		425,000	385,139
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		190,000	180,847
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		763,000	749,786
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		467,807	397,836
Interpublic Group of Cos, Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		18,000	14,208
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		1,421,000	1,359,602
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25		95,000	88,858
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		115,000	86,557
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		285,000	231,919
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		170,000	108,180
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		792,000	763,497
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		490,000	388,908
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		225,000	212,780
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	117,426
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		120,000	100,864
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		30,000	26,032
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		90,000	83,215
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		285,000	230,544
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		215,000	188,840
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		100,000	91,940
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		345,000	289,928
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		360,000	297,708
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		85,000	67,673
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		1,030,000	813,668
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		110,000	94,875
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		85,000	64,600
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		435,000	409,988
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		280,000	245,000
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		154,000	140,140
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		220,000	190,826
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		870,000	834,568
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		205,000	182,522
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26		152,000	145,748
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		376,000	337,429
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		265,000	240,286
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		120,000	103,582
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		325,000	295,802
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		315,000	350,060
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		70,000	62,188
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		200,000	151,278
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		60,000	61,656
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		95,000	79,919
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		105,000	89,764
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		200,000	153,818
S&P Global, Inc. 144A company guaranty sr. unsec. notes 4.75%, 8/1/28		86,000	84,996
S&P Global, Inc. 144A sr. unsec. unsub. notes 2.45%, 3/1/27		95,000	86,763
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		290,000	288,877
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		170,000	143,599
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		375,000	360,000
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		110,000	104,930
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		500,000	405,000
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		120,000	90,444
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		130,000	104,325
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		215,000	172,324
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		115,000	102,638
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	188,958
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		1,220,000	951,806
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		235,000	204,521
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		1,020,000	942,848
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		185,000	106,375
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		180,000	155,777
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		90,000	67,725
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		160,000	147,637
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	17,998
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		305,000	248,552
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		135,000	108,293
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		325,000	282,549
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		445,000	339,574
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		400,000	343,570
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		205,000	191,363
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		790,000	594,633
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		265,000	235,188
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		130,000	129,364
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		325,000	313,563
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		100,000	95,570
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		315,000	266,273
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		345,000	270,825
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		382,000	477,343
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32		1,924,000	1,584,923
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27		695,000	625,868
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		150,000	129,751
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		295,000	266,229
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		275,000	235,711
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		70,000	69,612

			40,639,390
Consumer staples (0.7%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		160,000	129,570
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		230,000	205,943
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		265,000	237,175
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		160,000	142,794
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		220,000	204,351
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		200,000	204,228
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48		871,000	756,857
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		255,000	228,565
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		280,000	216,144
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,000,000	934,549
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		260,000	221,439
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		22,399	22,270
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		210,000	170,564
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		390,000	423,701
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		462,000	436,779
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24		465,000	449,285
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		143,000	132,644
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		105,000	84,693
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		240,000	223,860
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		120,000	119,700
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		730,000	616,164
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31		975,000	782,972
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		194,000	180,531
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		140,000	134,400
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		882,000	842,660
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		170,000	161,075
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		355,000	313,536
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		111,000	102,120
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		210,000	161,041
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		50,000	40,818
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		943,000	840,646
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		155,000	99,208
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		1,545,000	1,474,359
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	725,000	718,320
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		$320,000	308,988
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		848,000	859,474
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		845,000	813,313
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		135,000	131,288
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		325,000	305,758
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		415,000	269,621
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		265,000	261,829
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		80,000	74,100
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		120,000	100,620
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		180,000	165,150

			15,303,102
Energy (1.2%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		130,000	131,595
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		109,000	109,600
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		250,000	207,178
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		255,000	229,516
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		695,000	658,779
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		77,000	73,528
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		875,000	822,731
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		220,000	209,722
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		440,000	402,600
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		85,000	88,297
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		370,000	348,628
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		219,000	216,356
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		175,000	148,988
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		185,000	147,021
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		215,000	209,395
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		240,000	206,328
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		205,000	185,013
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		1,043,000	955,659
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		320,000	319,226
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		190,000	176,863
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		720,000	533,296
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		115,000	114,076
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		305,000	307,436
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	192,936
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	135,412
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		390,000	362,738
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		370,000	338,176
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		771,000	738,248
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23		57,000	56,501
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		365,000	347,662
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		915,000	911,404
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		165,000	171,125
EQT Corp. sr. unsec. notes 5.678%, 10/1/25		315,000	313,469
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		25,000	23,469
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		235,000	230,768
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		125,000	114,357
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		215,000	198,810
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		95,000	81,217
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		270,000	263,003
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		385,000	350,545
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		235,000	220,379
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		205,000	195,490
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		73,000	73,912
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		75,000	72,652
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		150,000	141,360
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		155,000	160,174
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		60,000	60,551
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		705,000	689,910
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		460,000	495,331
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		945,000	963,900
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25		80,000	79,710
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34		80,000	80,500
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		205,000	218,199
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		75,000	75,431
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30		65,000	71,328
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		250,000	224,067
Permian Resources Operating LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		360,000	327,702
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	198,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		97,000	97,382
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		162,000	154,013
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		1,628,000	1,278,382
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		475,000	459,563
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		55,000	51,205
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		480,000	439,176
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		260,000	244,392
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		155,000	155,037
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		156,000	152,962
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		1,240,000	1,167,709
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		100,000	96,322
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		195,000	189,316
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		60,000	57,526
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		240,000	230,398
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		545,000	465,752
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		240,000	218,885
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		535,000	495,977
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		425,000	395,472
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		200,000	173,250
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		270,000	239,288
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		355,000	298,200
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		103,600	101,528
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		188,125	183,068
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		190,000	190,475
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		230,000	220,637
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		115,000	107,525
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		235,000	191,972
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		230,000	201,250
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		70,000	66,466

			24,303,395
Financials (4.2%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	193,962
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		1,245,000	973,292
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)		665,000	660,632
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)		900,000	813,591
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		215,000	197,575
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		290,000	236,204
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		528,000	493,860
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		1,412,000	1,202,284
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		330,000	296,624
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,212,000	1,251,203
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		520,000	487,404
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28		312,000	243,257
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		95,000	80,574
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)		200,000	185,436
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		1,010,000	855,998
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		504,000	461,891
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		280,000	231,065
Athene Global Funding 144A notes 1.985%, 8/19/28		905,000	728,138
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	199,282
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		400,000	375,320
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		1,400,000	1,057,150
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		600,000	590,207
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		320,000	308,800
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		30,000	29,590
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		2,720,000	2,383,037
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		720,000	585,210
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		2,270,000	1,879,697
Bank of America Corp. unsec. sub. FRN (ICE LIBOR USD 3 Month + 0.76%), 5.529%, 9/15/26		125,000	121,335
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,722,000	1,741,563
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		555,000	526,418
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		860,000	574,379
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		190,000	170,325
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		270,000	196,214
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		375,000	274,457
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	190,550
Boston Properties, LP sr. unsec. notes 6.75%, 12/1/27(R)		227,000	234,061
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		432,000	414,943
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		390,000	389,104
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		1,934,000	1,391,070
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		661,000	563,503
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		3,154,000	2,896,600
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		721,000	673,751
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		445,000	369,776
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		520,000	495,772
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		400,000	392,888
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25		705,000	689,855
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	200,068
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		250,000	147,500
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		1,285,000	1,187,548
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		246,000	223,638
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29		470,000	428,080
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		250,000	217,827
Credit Suisse Group AG 144A jr. unsec. sub. FRN 7.50%, perpetual maturity (Switzerland)		433,000	376,710
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		342,000	274,130
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,375,000	1,174,376
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		600,000	570,107
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		1,745,000	1,563,789
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		384,000	363,550
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		125,000	128,750
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,124,000	1,062,281
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		245,000	238,978
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		1,137,000	1,155,501
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		445,000	440,885
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		218,000	196,086
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		185,000	170,200
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		125,000	97,281
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		360,000	287,779
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		195,000	191,688
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		148,000	145,198
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		70,000	67,151
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		135,000	119,475
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		327,000	264,053
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,454,000	1,354,572
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		2,755,000	2,623,103
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		386,000	322,124
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		164,000	174,992
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27		220,000	225,787
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		410,000	401,386
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		70,000	61,137
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		781,000	561,656
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		215,000	206,593
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		280,000	256,368
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		115,000	97,250
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		633,000	439,010
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		317,000	238,456
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27		182,000	175,835
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		810,000	595,113
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		195,000	194,499
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		150,000	148,873
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		805,000	788,840
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		218,000	212,173
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		1,256,000	1,106,850
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 5.606%, 5/15/47		784,000	600,207
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		149,000	127,581
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		2,558,000	1,995,239
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28		140,000	130,801
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		3,080,000	2,847,327
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		136,000	131,408
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23		1,432,000	1,425,267
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		340,000	295,061
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		280,000	226,061
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		65,000	61,070
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		330,000	277,210
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		445,000	426,101
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		425,000	390,633
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		467,000	451,070
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		300,000	324,032
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23		130,000	129,956
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		575,000	550,114
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		3,065,000	2,806,787
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		965,000	816,646
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23		2,511,000	2,508,695
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		345,000	268,238
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		195,000	159,005
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		305,000	246,077
New York Life Global Funding 144A notes 1.10%, 5/5/23		2,200,000	2,173,276
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		105,000	99,842
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	110,500
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		315,000	257,639
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		155,000	122,917
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		230,000	207,282
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		355,000	315,359
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		1,490,000	1,376,489
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		254,000	211,611
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		106,000	94,906
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		160,000	151,636
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		615,000	606,785
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		635,000	605,029
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		241,000	240,262
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		80,000	76,234
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		690,000	558,994
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)		1,420,000	1,377,407
Svenska Handelsbanken AB 144A sr. unsec. notes 0.625%, 6/30/23 (Sweden)		290,000	283,669
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		965,000	888,816
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		540,000	505,001
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24		275,000	247,569
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		640,000	628,836
UBS Group AG 144A sr. unsec. FRN 4.703%, 8/5/27 (Switzerland)		395,000	381,763
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		581,000	567,230
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		1,305,000	993,068
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		235,000	226,386
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		702,000	665,965
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		263,000	238,736
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		203,000	195,895
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		173,000	151,421
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		3,960,000	3,335,895
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		509,000	498,799
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		160,000	150,547
Westpac Banking Corp. sr. unsec. unsub. notes 2.70%, 8/19/26 (Australia)		78,000	72,429
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		379,000	250,240

			86,848,112
Health care (1.2%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		26,000	25,318
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25		640,000	623,750
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		260,000	13,000
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		552,000	474,934
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		794,000	733,630
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		185,000	127,582
Bausch Health Cos., Inc. 144A company guaranty sr. sub. notes 11.00%, 9/30/28		46,000	35,873
Bausch Health Cos., Inc. 144A company guaranty sub. notes 14.00%, 10/15/30		9,000	5,343
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		340,000	216,254
Becton Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27		166,000	156,841
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31		1,050,000	830,337
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23		1,350,000	1,346,990
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24		1,115,000	1,082,371
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		205,000	168,049
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		240,000	219,321
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		110,000	95,425
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		105,000	92,400
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		115,000	104,698
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		25,000	20,912
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		90,000	77,171
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	79,200
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		165,000	84,804
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		340,000	256,373
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23		528,000	524,516
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		1,529,000	1,392,818
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		256,549	230,564
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		355,000	266,106
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		260,000	247,393
GE Healthcare Holding, LLC 144A company guaranty sr. unsec. notes 5.65%, 11/15/27		230,000	232,691
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		116,000	111,798
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		242,000	220,920
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		245,000	242,275
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		115,000	99,185
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		515,000	525,832
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		415,000	369,827
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		169,000	112,385
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		44,000	42,987
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		865,000	711,427
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		277,000	265,439
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		355,000	261,611
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		125,000	100,745
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		190,000	150,911
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		1,430,000	1,254,542
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		70,000	61,230
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		240,000	212,496
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		265,000	227,741
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		265,000	211,285
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		670,000	633,925
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		1,210,000	1,044,873
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	300,008
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		177,000	165,327
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		190,000	154,453
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		220,000	185,290
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		58,000	56,565
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		485,000	451,166
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		1,375,000	1,300,259
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		190,000	164,597
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		300,000	285,840
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		285,000	279,324
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		890,000	792,587
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		550,000	463,934
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		1,625,000	1,556,180
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		545,000	543,711
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		641,000	547,703
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		730,000	693,416
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27		242,000	223,726

			24,790,184
Technology (1.0%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60		680,000	383,070
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		670,000	615,987
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		1,680,000	1,546,869
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61		275,000	173,980
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		565,000	550,072
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		493,000	455,604
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		600,000	517,428
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		680,000	531,829
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		150,000	120,375
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		65,000	63,213
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		783,000	740,632
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		2,244,000	2,041,458
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		115,000	82,603
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		170,000	166,281
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		405,000	344,392
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		100,000	92,289
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		84,000	76,440
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		165,000	127,875
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		415,000	350,162
Google, LLC sr. unsec. notes 3.375%, 2/25/24		720,000	720,707
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		480,000	416,455
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		463,000	367,923
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27		256,000	238,592
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		360,000	358,462
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52		1,818,000	1,286,236
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50		85,000	55,934
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		2,165,000	2,018,760
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27		120,000	115,642
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		125,000	122,500
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		85,000	60,557
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		440,000	324,805
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30		450,000	383,671
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		1,705,000	1,246,177
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		215,000	197,293
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29		500,000	421,141
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		525,000	409,500
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		665,000	422,259
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		665,000	435,852
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		665,000	547,056
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		720,000	550,812
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		300,000	256,500
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		120,000	95,203
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		295,000	239,658
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29		200,000	184,081
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		755,000	634,489

			21,090,824
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		230,000	210,210
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		230,000	221,179
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)		1,315,000	1,171,846
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		480,000	402,499
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		360,000	338,390
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		254,000	232,993
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		255,000	241,981
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		450,000	440,498
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		90,000	78,363
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		90,000	83,423
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		645,000	612,750

			4,034,132
Utilities and power (0.8%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		320,000	284,156
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		515,000	409,693
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		1,130,000	1,079,165
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		195,000	160,029
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32		123,000	101,782
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		110,000	81,959
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		60,000	53,682
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		165,000	145,034
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		48,000	45,721
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		350,000	312,192
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		50,000	41,945
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		25,000	21,451
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		133,000	138,617
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		275,000	230,151
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		835,000	658,960
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		980,000	904,258
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		210,000	226,275
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		860,000	796,328
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23		308,000	304,662
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		815,000	677,619
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		592,000	569,155
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		1,410,000	1,243,177
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		86,000	85,389
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		113,000	106,417
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		1,550,000	1,150,875
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		417,000	354,252
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,680,000	1,348,054
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		680,000	677,462
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		265,000	235,419
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		300,000	299,352
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		15,000	14,873
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		160,000	141,496
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		535,000	515,277
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		835,000	627,127
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		140,000	123,584
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		175,000	174,035
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		760,000	610,977
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		110,000	100,815
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		115,000	98,214
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		160,000	161,944
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		100,000	90,993
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		526,000	473,844
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		421,000	403,764
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		295,000	284,208
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		155,000	143,854

			16,708,236

Total corporate bonds and notes (cost $344,774,057)			$303,255,093

MORTGAGE-BACKED SECURITIES (4.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (1.0%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 8.419%, 4/15/37	$37,825	$58,673
REMICs IFB Ser. 3072, Class SM, ((-3.667 x ICE LIBOR USD 1 Month) + 23.80%), 7.965%, 11/15/35	22,601	34,178
REMICs IFB Ser. 2990, Class LB, ((-2.556 x ICE LIBOR USD 1 Month) + 16.95%), 5.91%, 6/15/34	12,617	13,620
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	3,583,344	776,399
REMICs Ser. 5170, Class CI, IO, 5.50%, 5/25/44	4,701,455	929,196
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,999,903	1,061,088
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	6,233,901	1,395,552
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	6,043,254	1,150,092
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	10,877,271	2,086,696
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	4,807,220	1,000,151
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	5,160,740	997,016
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	5,329,543	951,553
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	3,827,458	667,714
REMICs Ser. 5167, IO, 3.00%, 11/25/51	7,901,116	1,229,888
REMICs Ser. 5094, Class AI, IO, 3.00%, 4/25/41	10,042,359	1,310,374
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.732%, 4/15/44	5,593,683	519,664
REMICs Ser. 3391, PO, zero %, 4/15/37	2,834	2,317
REMICs FRB Ser. 3117, Class AF, (ICE LIBOR USD 1 Month + 0.00%), zero %, 2/15/36	4,498	3,964
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x ICE LIBOR USD 1 Month) + 39.90%), 13.568%, 7/25/36	12,054	22,169
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.20%), 8.108%, 6/25/37	28,992	45,563
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x ICE LIBOR USD 1 Month) + 20.12%), 6.516%, 12/25/35	19,387	26,025
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	4,466,215	778,819
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	8,464,825	1,041,801
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	8,236,201	896,099
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	7,169,585	943,845
REMICs IFB Ser. 17-69, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.761%, 9/25/47	5,469,887	636,617
REMICs IFB Ser. 19-43, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.711%, 8/25/49	4,245,752	445,959
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	8,849	7,290
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	666	577
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	989	783
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	1,666	1,465
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	158,833	33,256
Ser. 13-14, IO, 3.50%, 12/20/42	277,320	29,379
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	7,631,169	1,130,939
Ser. 20-138, Class AI, IO, 3.00%, 9/20/50	3,736,098	564,286
IFB Ser. 19-78, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 6/20/49	34,812	2,540
Ser. 15-H26, Class EI, IO, 1.687%, 10/20/65(WAC)	1,724,145	70,862
Ser. 16-H16, Class EI, IO, 1.64%, 6/20/66(WAC)	2,169,074	92,186
FRB Ser. 16-H16, Class LI, IO, 1.039%, 7/20/66(WAC)	14,559,723	531,471
Ser. 15-H25, Class BI, IO, 0.711%, 10/20/65(WAC)	2,867,138	114,112

		21,604,178
Commercial mortgage-backed securities (1.7%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.963%, 5/15/53(WAC)	5,240,332	265,712
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 5.419%, 11/17/38 (Cayman Islands)	422,288	403,285
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 7.031%, 4/15/37	607,000	597,895
AREIT, LLC 144A FRB Ser. 22-CRE7, Class A, 6.567%, 6/17/39	930,000	918,375
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	94,212	1
BANK FRB Ser. 17-BNK8, Class B, 3.952%, 11/15/50(WAC)	501,000	426,141
Barclays Commercial Mortgage Trust FRB Ser. 19-C4, Class XA, IO, 1.554%, 8/15/52(WAC)	10,950,488	785,998
BBCMS Mortgage Trust FRB Ser. 21-C9, Class XA, IO, 1.626%, 2/15/54(WAC)	5,222,069	472,586
Benchmark Mortgage Trust Ser. 19-B11, Class AS, 3.784%, 5/15/52	437,000	389,226
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 5.368%, 5/15/38 (Cayman Islands)	827,000	807,307
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	169,000	152,078
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	141,073	136,841
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	873,000	816,373
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.088%, 3/11/47(WAC)	598,000	559,051
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.876%, 11/10/46(WAC)	976,000	921,827
FRB Ser. 14-CR17, Class C, 4.781%, 5/10/47(WAC)	392,000	356,675
FRB Ser. 14-CR18, Class C, 4.747%, 7/15/47(WAC)	346,000	322,141
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	411,000	407,359
FRB Ser. 14-UBS6, Class C, 4.436%, 12/10/47(WAC)	500,000	457,873
FRB Ser. 15-LC21, Class B, 4.33%, 7/10/48(WAC)	476,000	416,581
FRB Ser. 15-LC19, Class C, 4.215%, 2/10/48(WAC)	855,000	783,481
FRB Ser. 14-CR19, Class XA, IO, 0.932%, 8/10/47(WAC)	5,092,293	55,621
FRB Ser. 13-CR11, Class XA, IO, 0.897%, 8/10/50(WAC)	5,530,982	17,190
FRB Ser. 14-UBS6, Class XA, IO, 0.836%, 12/10/47(WAC)	5,220,776	61,261
FRB Ser. 14-LC17, Class XA, IO, 0.663%, 10/10/47(WAC)	4,167,020	37,082
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.792%, 7/10/46(WAC)	844,222	767,221
FRB Ser. 13-CR13, Class D, 4.876%, 11/10/46(WAC)	537,000	452,488
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.014%, 1/15/49(WAC)	3,039,668	4
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.258%, 4/15/50(WAC)	1,318,000	1,133,689
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	388,000	356,594
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	442,000	415,002
Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)	1,138,000	1,060,020
Ser. 19-C17, Class AS, 3.278%, 9/15/52	598,000	501,176
FRB Ser. 20-C19, Class XA, IO, 1.108%, 3/15/53(WAC)	10,520,169	634,745
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.758%, 4/15/50(WAC)	501,000	336,003
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.448%, 12/15/49(WAC)	1,264,000	1,005,382
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.361%, 8/10/44(WAC)	1,387,320	1,267,594
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.055%, 1/10/47(WAC)	560,000	380,800
FRB Ser. 14-GC22, Class C, 4.686%, 6/10/47(WAC)	767,000	724,886
FRB Ser. 13-GC12, Class XA, IO, 1.316%, 6/10/46(WAC)	1,773,924	1,710
FRB Ser. 14-GC22, Class XA, IO, 0.936%, 6/10/47(WAC)	4,204,440	34,447
FRB Ser. 14-GC24, Class XA, IO, 0.707%, 9/10/47(WAC)	8,347,036	75,123
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.355%, 8/10/43(WAC)	630,000	473,775
FRB Ser. 13-GC14, Class B, 4.718%, 8/10/46(WAC)	436,000	423,068
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	166,888	164,467
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.547%, 9/15/47(WAC)	370,000	333,233
FRB Ser. 14-C23, Class C, 4.482%, 9/15/47(WAC)	682,400	631,867
FRB Ser. 13-C12, Class B, 4.113%, 7/15/45(WAC)	612,000	604,075
FRB Ser. 13-C12, Class C, 4.113%, 7/15/45(WAC)	755,000	719,660
Ser. 16-C1, Class AS, 3.97%, 3/17/49	455,000	424,687
FRB Ser. 15-C33, Class XA, IO, 0.902%, 12/15/48(WAC)	5,097,129	109,062
FRB Ser. 14-C25, Class XA, IO, 0.808%, 11/15/47(WAC)	6,100,346	69,477
FRB Ser. 14-C19, Class XA, IO, 0.62%, 4/15/47(WAC)	4,319,842	20,778
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 5.008%, 12/15/46(WAC)	591,000	570,609
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	979,000	964,035
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	695,000	534,525
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	18,514	—
MF1 Multifamily Housing Mortgage Loan Trust 144A FRB Ser. 22-FL9, Class A, (CME Term SOFR 1 Month + 2.15%), 6.471%, 6/19/37	821,000	804,421
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.059%, 2/15/47(WAC)	560,000	538,768
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	306,000	294,647
FRB Ser. 14-C17, Class C, 4.48%, 8/15/47(WAC)	1,106,000	1,037,894
FRB Ser. 15-C24, Class B, 4.329%, 5/15/48(WAC)	375,000	352,673
FRB Ser. 14-C17, Class XA, IO, 1.027%, 8/15/47(WAC)	2,811,811	25,244
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class D, 4.523%, 11/15/45(WAC)	491,000	432,238
FRB Ser. 13-C9, Class D, 4.102%, 5/15/46(WAC)	441,000	387,410
Morgan Stanley Capital I Trust FRB Ser. 16-BNK2, Class C, 3.888%, 11/15/49(WAC)	1,669,000	1,298,538
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.083%, 7/15/49(WAC)	324,000	311,832
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 5.576%, 8/9/37 (Cayman Islands)	463,000	434,939
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	417,718	4
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 5.439%, 6/16/36	166,419	160,794
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.166%, 11/15/48(WAC)	713,056	281
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.296%, 7/15/46(WAC)	501,000	419,187
FRB Ser. 14-LC16, Class XA, IO, 1.08%, 8/15/50(WAC)	8,711,258	91,741
FRB Ser. 16-LC25, Class XA, IO, 0.832%, 12/15/59(WAC)	10,097,349	261,653
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46(WAC)	412,000	166,339
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	1,270,000	1,232,078
FRB Ser. 13-C11, Class C, 4.192%, 3/15/45(WAC)	1,149,000	1,106,139
Ser. 13-C11, Class AS, 3.311%, 3/15/45	236,531	233,834
FRB Ser. 14-C22, Class XA, IO, 0.783%, 9/15/57(WAC)	21,113,509	10,726
FRB Ser. 13-C14, Class XA, IO, 0.649%, 6/15/46(WAC)	10,063,402	9,373
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.378%, 3/15/44(WAC)	785,444	400,733
Ser. 11-C4, Class E, 4.844%, 6/15/44(WAC)	138,000	105,666
FRB Ser. 12-C9, Class D, 4.774%, 11/15/45(WAC)	316,086	298,659
FRB Ser. 13-C15, Class D, 4.529%, 8/15/46(WAC)	599,000	354,830
FRB Ser. 12-C10, Class XA, IO, 1.181%, 12/15/45(WAC)	227,197	175

		36,528,978
Residential mortgage-backed securities (non-agency) (1.6%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 4.579%, 5/25/47	1,165,317	635,188
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	94,784	87,121
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	144,087	131,982
BankUnited Trust FRB Ser. 05-1, Class 1A1, (ICE LIBOR USD 1 Month + 0.60%), 4.989%, 9/25/45	107,919	99,450
Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-HE8, Class M3, (ICE LIBOR USD 1 Month + 1.95%), 6.339%, 8/25/35	227,044	220,223
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 6.889%, 10/25/29 (Bermuda)	437,899	434,475
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 4.928%, 8/25/69	650,949	611,356
Ser. 21-C, Class A1, 1.62%, 3/1/61	460,232	386,595
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	500,000	427,695
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	1,666,000	1,575,383
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.724%, 5/25/35(WAC)	152,880	147,519
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	13,614	13,278
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 5.013%, 11/20/35	183,959	160,706
FRB Ser. 06-24CB, Class A19, (ICE LIBOR USD 1 Month + 0.50%), 4.889%, 8/25/36	377,626	182,248
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 4.814%, 12/25/35	869,910	588,758
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 4.769%, 8/25/46	811,395	640,839
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 4.533%, 2/20/47	448,990	338,211
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 2.988%, 6/25/46	459,673	375,271
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	275,516	249,342
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	285,721	268,578
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 3.00%), 7.389%, 11/25/28	190,000	189,200
FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.089%, 11/25/28 (Bermuda)	357,894	351,570
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (ICE LIBOR USD 1 Month + 6.35%), 10.739%, 9/25/28	673,638	711,959
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (ICE LIBOR USD 1 Month + 5.55%), 9.939%, 7/25/28	905,853	962,726
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 9.389%, 12/25/28	510,287	529,299
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.089%, 4/25/28	423,756	438,483
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 7.939%, 8/25/29	439,750	454,042
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 6.878%, 6/25/42	79,806	80,684
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 6.789%, 2/25/47	185,044	180,350
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 6.728%, 10/25/50	54,772	55,036
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 6.578%, 7/25/42	391,690	391,690
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 6.289%, 1/25/50	63,037	62,063
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 6.228%, 8/25/33	691,000	683,161
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 5.778%, 1/25/42	281,000	266,665
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 5.389%, 2/25/47	1,860,010	1,819,363
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.228%, 2/25/42	322,519	317,681
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 4.928%, 1/25/42	101,988	99,377
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 4.778%, 9/25/41	123,234	117,840
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 4.728%, 10/25/41	526,000	519,233
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 11.339%, 8/25/28	521,648	555,722
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.139%, 8/25/28	680,085	715,502
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 10.389%, 9/25/28	479,204	509,088
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 10.289%, 10/25/28	94,804	99,216
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 10.089%, 4/25/28	868,816	916,471
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 9.939%, 4/25/28	746,920	785,390
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 9.389%, 11/25/24	6,600	6,676
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 9.289%, 11/25/24	124,698	130,731
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%), 8.839%, 1/25/29	837,442	860,521
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (ICE LIBOR USD 1 Month + 4.40%), 8.789%, 1/25/24	3,110	3,191
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (ICE LIBOR USD 1 Month + 4.35%), 8.739%, 5/25/29	522,111	537,752
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 8.689%, 2/25/25	50,549	52,352
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 8.639%, 4/25/29	363,094	372,203
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 8.639%, 1/25/29	998,770	1,053,688
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 8.389%, 5/25/25	26,436	27,183
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 8.039%, 9/25/29	95,000	98,120
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month + 3.55%), 7.939%, 7/25/29	429,013	437,626
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 7.289%, 7/25/24	78,662	79,180
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 5.639%, 7/25/29	77,093	76,401
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (ICE LIBOR USD 1 Month + 0.65%), 5.039%, 1/25/31	67,869	66,851
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 6.928%, 4/25/42	901,000	871,775
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 6.539%, 11/25/39	79,549	77,747
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2M2, (ICE LIBOR USD 1 Month + 2.10%), 6.489%, 9/25/39	14,826	14,808
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 6.444%, 9/25/42	237,835	237,308
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 6.439%, 1/25/40	267,084	265,233
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.128%, 1/25/42	162,136	159,704
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 4.928%, 12/25/41	211,276	207,843
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 4.828%, 11/25/41	92,147	90,332
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 4.778%, 12/25/41	10,505	10,324
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 4.678%, 10/25/41	42,153	41,850
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 12/25/24(WAC)	793,607	769,298
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	627,658	561,372
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	425,836	360,363
Imperial Fund Mortgage Trust 144A Ser. 22-NQM5, Class A1, 5.39%, 8/25/67	182,818	179,940
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 6.25%, 11/25/59	458,605	451,348
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	312,225	303,280
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	414,579	395,586
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (ICE LIBOR USD 1 Month + 0.80%), 5.189%, 2/25/34	461,927	444,241
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (ICE LIBOR USD 1 Month + 0.83%), 5.214%, 8/25/34	154,213	147,084
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.45%, 8/26/47(WAC)	105,866	102,475
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (ICE LIBOR USD 1 Month + 0.90%), 5.289%, 1/25/48	243,915	236,304
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (ICE LIBOR USD 1 Month + 1.55%), 5.939%, 7/25/28 (Bermuda)	42,343	42,250
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 5.439%, 10/25/34	344,702	334,360
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	886,000	836,999
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62(WAC)	214,000	164,780
Starwood Mortgage Residential Trust 144A Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	757,000	578,164
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 5.239%, 5/25/47	480,698	376,998
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 2.24%, 6/25/24	260,000	248,926
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	282,000	254,202
Triangle Re, Ltd. 144A FRB Ser. 21-2, Class M1A, (ICE LIBOR USD 1 Month + 2.05%), 6.439%, 10/25/33 (Bermuda)	8,969	8,910
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 5.349%, 7/25/45	161,866	146,586
FRB Ser. 05-AR11, Class A1B3, (ICE LIBOR USD 1 Month + 0.80%), 5.189%, 8/25/45	129,681	122,570
FRB Ser. 05-AR12, Class 1A8, 3.813%, 10/25/35(WAC)	399,204	337,706
FRB Ser. 07-HY2, Class 1A1, 3.372%, 12/25/36(WAC)	334,512	296,874

		32,866,044

Total mortgage-backed securities (cost $96,212,174)		$90,999,200

COLLATERALIZED LOAN OBLIGATIONS (1.5%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 5.395%, 4/23/34 (Cayman Islands)	$331,000	$321,784
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.179%, 4/15/34 (Cayman Islands)	841,000	839,912
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME TERM SOFR 3 Month + 1.33%), 5.318%, 1/21/35 (Cayman Islands)	554,000	536,459
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 5.443%, 7/20/34 (Cayman Islands)	1,011,000	986,789
American Money Management Corp. CLO 21, Ltd. 144A FRB Ser. 17-21A, Class A, (ICE LIBOR USD 3 Month + 1.25%), 5.71%, 11/2/30 (Cayman Islands)	700,000	691,883
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 5.508%, 10/25/32 (Cayman Islands)	400,000	388,988
Apidos CLO XII 144A FRB Ser. 18-12A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.159%, 4/15/31 (Cayman Islands)	715,000	704,512
Apidos CLO XXIV 144A FRB Ser. 21-24A, Class A1AL, (ICE LIBOR USD 3 Month + 0.95%), 5.193%, 10/20/30 (Cayman Islands)	316,000	311,093
Apidos CLO XXVII 144A FRB Ser. 21-27A, Class A1R, (ICE LIBOR USD 3 Month + 0.93%), 5.009%, 7/17/30 (Cayman Islands)	359,000	354,236
Apidos CLO XXXV 144A FRB Ser. 21-35A, Class A, (ICE LIBOR USD 3 Month + 1.05%), 5.293%, 4/20/34 (Cayman Islands)	250,000	243,240
Ares LXI CLO, Ltd. 144A FRB Ser. 21-61A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 5.393%, 10/20/34 (Cayman Islands)	250,000	243,338
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (ICE LIBOR USD 3 Month + 1.07%), 5.149%, 4/15/34 (Cayman Islands)	750,000	727,871
Ballyrock CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 5.393%, 10/20/34 (Cayman Islands)	500,000	487,275
Battery Park CLO II, Ltd. 144A FRB Ser. 22-1A, Class A1, (CME TERM SOFR 3 Month + 2.21%), 6.39%, 10/20/35	350,000	347,600
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (ICE LIBOR USD 3 Month + 1.09%), 5.333%, 4/20/31	570,500	563,424
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 5.575%, 11/22/34 (Cayman Islands)	754,000	725,941
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (ICE LIBOR USD 3 Month + 1.05%), 5.375%, 4/24/29 (Cayman Islands)	298,276	293,904
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.249%, 10/15/34 (Cayman Islands)	518,000	504,073
Canyon Capital CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 5.149%, 7/15/31 (Cayman Islands)	377,000	369,984
Carlyle Global Market Strategies CLO, Ltd. 144A FRB Ser. 18-3RA, Class A1A, (ICE LIBOR USD 3 Month + 1.05%), 5.408%, 7/27/31 (Cayman Islands)	391,774	385,813
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 5.353%, 4/20/32 (Cayman Islands)	871,000	853,139
Cent CLO 21, Ltd. 144A FRB Ser. 21-21A, Class A1R3, (ICE LIBOR USD 3 Month + 0.97%), 5.328%, 7/27/30 (Cayman Islands)	1,145,345	1,128,379
CIFC Funding, Ltd. 144A FRB Ser. 21-4A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 5.275%, 10/24/30 (Cayman Islands)	725,000	715,895
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.413%, 10/20/34	978,000	948,690
Elmwood CLO 18, Ltd. 144A FRB Ser. 22-5A, Class A, (CME TERM SOFR 3 Month + 2.00%), 4.519%, 7/17/33 (Cayman Islands)	358,000	352,963
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (ICE LIBOR USD 3 Month + 1.20%), 5.279%, 4/16/34 (Cayman Islands)	581,000	565,017
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 5.309%, 10/15/31 (Cayman Islands)	498,107	491,772
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (ICE LIBOR USD 3 Month + 1.37%), 5.449%, 4/15/33 (Cayman Islands)	350,000	342,757
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (ICE LIBOR USD 3 Month + 1.20%), 5.279%, 7/15/34 (Cayman Islands)	350,000	341,815
ICG US CLO, Ltd. 144A FRB Ser. 18-1A, Class A2R, (ICE LIBOR USD 3 Month + 1.55%), 5.777%, 10/19/28 (Cayman Islands)	400,000	389,231
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (ICE LIBOR USD 3 Month + 1.24%), 5.598%, 7/25/34 (Cayman Islands)	400,000	390,199
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.323%, 4/20/31 (Cayman Islands)	978,000	955,246
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 5.725%, 10/22/30 (Cayman Islands)	500,000	482,619
Madison Park Funding XVIII, Ltd. 144A FRB Ser. 21-18A, Class ARR, (ICE LIBOR USD 3 Month + 0.94%), 5.218%, 10/21/30 (Cayman Islands)	1,000,000	985,840
Madison Park Funding XXX, Ltd. 144A FRB Ser. 18-30A, Class A, (ICE LIBOR USD 3 Month + 0.75%), 4.829%, 4/15/29	430,637	425,083
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 5.399%, 4/15/32 (Cayman Islands)	545,000	534,258
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 5.369%, 1/15/35 (Cayman Islands)	250,000	241,090
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 1.482%, 4/15/31 (Cayman Islands)	307,000	300,913
OCP CLO, Ltd. 144A FRB Ser. 21-13A, Class A1AR, (ICE LIBOR USD 3 Month + 0.96%), 5.039%, 7/15/30 (Cayman Islands)	1,000,000	984,811
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 5.283%, 7/20/32 (Cayman Islands)	949,000	927,966
Octagon Investment Partners 29, Ltd. 144A FRB Ser. 20-1A, Class AR, (ICE LIBOR USD 3 Month + 1.18%), 5.505%, 1/24/33 (Cayman Islands)	327,000	320,242
OZLM XVIII, Ltd. 144A FRB Ser. 18-18A, Class A, (ICE LIBOR USD 3 Month + 1.02%), 5.099%, 4/15/31 (Cayman Islands)	369,000	360,855
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 6.606%, 5/15/32 (Cayman Islands)	1,178,000	1,115,771
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.39%), 5.633%, 1/20/34 (Cayman Islands)	500,000	488,551
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (ICE LIBOR USD 3 Month + 1.00%), 5.243%, 10/20/31 (Cayman Islands)	500,000	488,303
Regatta XX Funding, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.16%), 5.239%, 10/15/34 (Cayman Islands)	184,000	178,877
Regatta XXIII Funding, Ltd. 144A FRB Ser. 21-4A, Class A1, (ICE LIBOR USD 3 Month + 1.15%), 5.393%, 1/20/35 (Cayman Islands)	360,000	349,400
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 5.413%, 7/20/34 (Cayman Islands)	971,000	945,748
Saranac CLO VI, Ltd. 144A FRB Ser. 21-6A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 5.873%, 8/13/31 (Jersey)	350,000	342,365
Sound Point CLO XIV, Ltd. 144A FRB Ser. 21-3A, Class AR2, (ICE LIBOR USD 3 Month + 0.99%), 5.315%, 1/23/29 (Cayman Islands)	337,835	335,123
Sound Point CLO XVIII, Ltd. 144A FRB Ser. 18-4A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 5.363%, 1/21/31 (Cayman Islands)	750,000	735,169
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.249%, 7/15/34 (Cayman Islands)	508,000	489,473
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.413%, 7/20/34 (Cayman Islands)	758,000	728,773
Venture 33 CLO, Ltd. 144A FRB Ser. 21-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 5.139%, 7/15/31 (Cayman Islands)	539,000	528,783
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 5.943%, 1/20/29 (Cayman Islands)	600,000	575,537
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.33%), 5.573%, 10/20/33	452,000	441,871
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 5.569%, 7/15/32	900,000	882,219

Total collateralized loan obligations (cost $32,023,918)		$31,692,862

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
	Principal amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)	$630,000	$467,775
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)	656,000	568,002
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)	1,170,000	991,575
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)	750,000	647,713
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)	670,000	594,625
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)	550,000	530,750
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)	238,000	197,558
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	940,000	948,536
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)	278,000	267,552
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	262,000	256,304
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)	670,000	604,375
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	2,270,000	2,224,516
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	990,000	971,440
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)	400,000	415,492
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	880,000	788,594
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	520,000	537,675
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)	750,000	608,438
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	505,000	490,481
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	245,000	241,019
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)	200,000	176,000
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)	1,110,000	982,050
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	465,000	383,625
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	287,000	272,287
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)	1,270,000	979,198
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)	1,250,000	1,000,336
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	300,000	293,951

Total foreign government and agency bonds and notes (cost $17,849,791)		$16,439,867

COMMODITY LINKED NOTES (0.5%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 3/31/23 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$12,786,000	$10,961,328

Total commodity Linked Notes (cost $12,786,000)		$10,961,328

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.634%, 4/1/28	$172,375	$170,274
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 7.274%, 4/22/26	215,211	115,900
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.993%, 4/20/28	105,000	104,426
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 8.073%, 10/19/27	191,118	184,498
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 10.134%, 11/18/29	160,000	136,600
Asurion, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.25%), 9.634%, 1/30/29	75,000	57,965
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 7.634%, 7/31/27	118,320	103,308
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.506%, 12/7/29	40,000	40,000
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 8.496%, 6/21/24	460,997	411,440
BWAY Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.37%, 4/3/24	353,282	344,499
Clarios Global LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.637%, 4/30/26	169,042	165,309
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 7.915%, 8/21/26	258,663	235,107
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.50%), 7.884%, 11/23/27	253,992	221,786
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 8.48%, 5/27/28	280,725	279,049
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.384%, 7/22/27	403,179	391,672
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 7.75%), 12.134%, 7/30/28	120,000	118,020
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 8.422%, 10/2/25	155,852	108,610
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.384%, 12/1/27	186,675	178,859
HUB International, Ltd. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.528%, 4/25/25	34,559	34,206
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 7.634%, 5/1/26	151,572	139,304
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 7.317%, 12/15/27	83,513	80,944
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.259%, 2/4/26	102,665	90,762
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.813%, 6/1/28	280,441	262,914
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 8.822%, 4/11/29	155,000	138,048
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 9.875%, 4/22/27	131,970	107,776
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 8.634%, 12/17/28	410,850	341,404
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.13%, 1/29/28	403,043	393,596
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 8.73%, 6/3/28	182,216	165,882
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 10.985%, 8/31/29	185,000	176,984
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 12.75%, 2/28/26	125,000	64,375
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 8.634%, 11/28/25	118,200	113,620
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (CME TERM SOFR 3 Month + 3.00%), 7.165%, 10/1/25	172,470	169,797
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.18%, 3/30/29	60,000	53,475
TK Elevator US Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 6.871%, 7/31/27	118,211	113,557
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 8.998%, 5/3/27	150,000	137,325
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.108%, 4/21/28	221,063	217,870
Vertiv Group Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 6.892%, 3/2/27	395,588	380,919
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 8.358%, 4/24/28	189,520	156,544

Total senior loans (cost $7,228,042)		$6,706,624

ASSET-BACKED SECURITIES (0.2%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$300,356	$296,602
Mortgage Repurchase Agreement Financing Trust II 144A FRN Ser. 22-S1, Class A1, (US 30 Day Average SOFR + 2.00%), 5.805%, 3/30/25	700,000	700,000
MRA Issuance Trust 144A FRB Ser. 22-2, Class A3, (US SOFR + 1.25%), 5.06%, 1/17/23	783,000	783,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 5.139%, 5/25/55	602,000	571,656
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 5.573%, 5/29/23	1,332,000	1,332,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 4.989%, 1/25/46	328,506	327,715

Total asset-backed securities (cost $4,042,952)		$4,010,973

INVESTMENT COMPANIES (0.2%)(a)
	Shares	Value
iShares Russell 1000 Value ETF	22,008	$3,337,513

Total investment companies (cost $3,007,582)		$3,337,513

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	1,047	$1,421,120
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	1,670	1,910,513

Total convertible preferred stocks (cost $2,758,320)		$3,331,633

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$125,000	$78,313
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	280,000	257,600
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23	106,000	101,893

Total convertible bonds and notes (cost $465,875)		$437,806

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Moderna, Inc. (Call)	Jun-23/$261.50	$6,438,479	$35,845	$299,330

Total purchased options outstanding (cost $645,210)				$299,330

SHORT-TERM INVESTMENTS (4.5%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.53%(AFF)	Shares	48,447,634	$48,447,634
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%(P)	Shares	1,198,000	1,198,000
U.S. Treasury Bills 3.925%, 1/10/23(SEGSF)(SEGCCS)(SEGTBA)		$300,000	299,788
U.S. Treasury Bills 3.937%, 1/17/23(SEG)(SEGCCS)		1,600,000	1,597,711
U.S. Treasury Bills 3.652%, 1/12/23(SEG)(SEGCCS)(SEGTBA)		21,200,000	21,181,596
U.S. Treasury Bills 3.813%, 2/2/23(SEGTBA)		9,400,000	9,370,176
U.S. Treasury Bills 3.693%, 1/24/23(SEG)(SEGSF)(SEGCCS)(SEGTBA)		3,600,000	3,591,935
U.S. Treasury Bills 3.977%, 1/3/23(SEG)(SEGCCS)(SEGTBA)		9,100,000	9,100,000

Total short-term investments (cost $94,779,558)			$94,786,840
TOTAL INVESTMENTS

Total investments (cost $2,238,524,738)			$2,421,615,207

	FORWARD CURRENCY CONTRACTS at 12/31/22 (aggregate face value $70,550,186) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	3/15/23	$2,965,021	$2,993,082	$28,061
		Canadian Dollar	Sell	1/18/23	176,527	175,066	(1,461)
		Euro	Sell	3/15/23	5,735,443	5,633,263	(102,180)
	Citibank, N.A.
		Danish Krone	Sell	3/15/23	1,142,538	1,108,904	(33,634)
	HSBC Bank USA, National Association
		British Pound	Sell	3/15/23	8,821,915	8,903,742	81,827
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	1/18/23	944,973	937,100	(7,873)
		Norwegian Krone	Sell	3/15/23	640,438	630,540	(9,898)
		Singapore Dollar	Buy	2/15/23	1,817,887	1,725,424	92,463
		South Korean Won	Sell	2/15/23	4,849,544	4,349,810	(499,734)
		Swedish Krona	Buy	3/15/23	3,076,466	3,079,529	(3,063)
	Morgan Stanley & Co. International PLC
		Euro	Sell	3/15/23	5,761,364	5,669,136	(92,228)
	NatWest Markets PLC
		Australian Dollar	Buy	1/18/23	5,513,850	5,245,697	268,153
		Euro	Sell	3/15/23	1,915,184	1,882,611	(32,573)
		Japanese Yen	Buy	2/15/23	692,681	622,936	69,745
		Swiss Franc	Buy	3/15/23	524,716	514,341	10,375
	State Street Bank and Trust Co.
		Euro	Sell	3/15/23	140,149	137,621	(2,528)
		Japanese Yen	Buy	2/15/23	6,509,361	5,854,024	655,337
		Swiss Franc	Buy	3/15/23	7,786,723	7,635,361	151,362
	UBS AG
		Canadian Dollar	Sell	1/18/23	5,185,162	5,142,137	(43,025)
		Hong Kong Dollar	Buy	2/15/23	2,644,385	2,629,737	14,648
	WestPac Banking Corp.
		Japanese Yen	Sell	2/15/23	5,887,892	5,680,125	(207,767)

	Unrealized appreciation						1,371,971

	Unrealized (depreciation)						(1,035,964)

	Total						$336,007
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	269	$26,145,791	$26,219,430	Mar-23	$459,561
Russell 2000 Index E-Mini (Long)	51	4,491,177	4,515,795	Mar-23	(104,050)
S&P 500 Index E-Mini (Long)	21	4,031,475	4,054,050	Mar-23	(1,704)
S&P 500 Index E-Mini (Short)	1,920	368,592,000	370,656,000	Mar-23	10,313,556
S&P Mid Cap 400 Index E-Mini (Long)	2	486,076	488,520	Mar-23	2,921
U.S. Treasury Bond 30 yr (Long)	227	28,453,031	28,453,032	Mar-23	(216,253)
U.S. Treasury Bond Ultra 30 yr (Long)	336	45,129,000	45,129,000	Mar-23	(400,209)
U.S. Treasury Note 2 yr (Long)	460	94,335,938	94,335,938	Mar-23	71,325
U.S. Treasury Note 5 yr (Long)	858	92,603,672	92,603,672	Mar-23	(213,758)
U.S. Treasury Note 10 yr (Long)	390	43,795,781	43,795,782	Mar-23	(275,901)
U.S. Treasury Note Ultra 10 yr (Short)	10	1,182,813	1,182,813	Mar-23	7,618

Unrealized appreciation					10,854,981

Unrealized (depreciation)					(1,211,875)

Total					$9,643,106

WRITTEN OPTIONS OUTSTANDING at 12/31/22 (premiums $464,311) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Moderna, Inc. (Call)	Jun-23/$281.60	$6,438,479	$35,845	$211,659

Total				$211,659

TBA SALE COMMITMENTS OUTSTANDING at 12/31/22 (proceeds receivable $47,264,727) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 1/1/53	$6,000,000	1/12/23	$5,916,565
Uniform Mortgage-Backed Securities, 4.50%, 1/1/53	5,000,000	1/12/23	4,819,531
Uniform Mortgage-Backed Securities, 3.00%, 1/1/53	15,000,000	1/12/23	13,177,734
Uniform Mortgage-Backed Securities, 2.50%, 1/1/53	14,000,000	1/12/23	11,869,375
Uniform Mortgage-Backed Securities, 2.00%, 1/1/53	13,000,000	1/12/23	10,610,845

Total			$46,394,050

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$136,451,000	$616,759	(E)	$(442,454)	3/15/25	4.10% — Annually	US SOFR — Annually	$174,305
		58,121,000	262,707	(E)	192,330	3/15/25	US SOFR — Annually	4.10% — Annually	(70,377)
		80,918,000	34,795	(E)	324,804	3/15/28	3.70% — Annually	US SOFR — Annually	290,009
		50,572,000	963,902	(E)	(707,908)	3/15/33	3.30% — Annually	US SOFR — Annually	255,994
		33,972,000	647,506	(E)	479,826	3/15/33	US SOFR — Annually	3.30% — Annually	(167,680)
		20,936,000	1,142,687	(E)	1,023,357	3/15/53	US SOFR — Annually	2.90% — Annually	(119,330)
		4,520,000	12,927		(60)	12/29/32	3.5235% — Annually	US SOFR — Annually	13,160

	Total				$869,895				$376,081
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$67,003,596	$62,482,351	$—	12/1/32	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$(4,683,039)
	67,258,373	62,744,006	—	12/1/23	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	4,644,536
	Goldman Sachs International
	87,613,062	87,070,369	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(635,705)
	83,788,014	83,182,300	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	636,042
	36,303	35,747	—	12/15/25	(US SOFR plus 0.40%) — Monthly	Evraz PLC — Monthly	(617)

	Upfront premium received		—	Unrealized appreciation			5,280,578

	Upfront premium (paid)		—	Unrealized (depreciation)			(5,319,361)

		Total	$—			Total	$(38,783)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Altice USA, Inc. Class A	Communication services	183,908	$845,979	1.35%
American International Group, Inc.	Financials	13,288	840,340	1.34%
Textron, Inc.	Capital goods	11,748	831,769	1.33%
Targa Resources Corp.	Energy	11,273	828,585	1.33%
Toll Brothers, Inc.	Consumer cyclicals	16,571	827,247	1.32%
O'Reilly Automotive, Inc.	Consumer cyclicals	970	818,557	1.31%
Johnson Controls International PLC	Capital goods	12,622	807,807	1.29%
Gartner, Inc.	Consumer cyclicals	2,393	804,395	1.29%
Hologic, Inc.	Health care	10,717	801,772	1.28%
General Dynamics Corp.	Capital goods	3,211	796,683	1.28%
Valero Energy Corp.	Energy	6,276	796,160	1.27%
Ulta Beauty, Inc.	Consumer staples	1,694	794,587	1.27%
AbbVie, Inc.	Health care	4,891	790,493	1.27%
Allison Transmission Holdings, Inc.	Capital goods	18,719	778,703	1.25%
Apollo Global Management, Inc.	Financials	12,086	770,934	1.23%
Genuine Parts Co.	Consumer cyclicals	4,437	769,907	1.23%
Constellation Energy Corp.	Utilities and power	8,724	752,103	1.20%
Booking Holdings, Inc.	Consumer cyclicals	372	749,161	1.20%
Boyd Gaming Corp.	Consumer cyclicals	13,673	745,614	1.19%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	10,438	744,341	1.19%
MGIC Investment Corp.	Financials	56,564	735,332	1.18%
Cadence Design Systems, Inc.	Technology	4,532	727,988	1.17%
Unum Group	Financials	17,710	726,625	1.16%
Merck & Co., Inc.	Health care	6,542	725,873	1.16%
Pure Storage, Inc. Class A	Technology	27,041	723,619	1.16%
Marathon Oil Corp.	Energy	26,611	720,349	1.15%
Wix.com, Ltd. (Israel)	Technology	9,254	710,994	1.14%
Synopsys, Inc.	Technology	2,224	710,100	1.14%
Molina Healthcare, Inc.	Health care	2,120	700,112	1.12%
Wintrust Financial Corp.	Financials	8,261	698,252	1.12%
ON Semiconductor Corp.	Technology	11,151	695,519	1.11%
Autonation, Inc.	Consumer cyclicals	6,467	693,924	1.11%
Manhattan Associates, Inc.	Technology	5,687	690,417	1.10%
East West Bancorp, Inc.	Financials	10,442	688,107	1.10%
Procore Technologies, Inc.	Technology	14,027	661,774	1.06%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	17,249	655,464	1.05%
Virtu Financial, Inc. Class A	Financials	32,008	653,291	1.05%
ManpowerGroup, Inc.	Consumer staples	7,814	650,179	1.04%
Smartsheet, Inc. Class A	Technology	16,243	639,312	1.02%
Uber Technologies, Inc.	Consumer staples	25,591	632,874	1.01%
Bio-Rad Laboratories, Inc. Class A	Health care	1,503	631,879	1.01%
Apartment Income REIT Corp.	Financials	18,142	622,435	1.00%
WestRock Co.	Basic materials	17,249	606,476	0.97%
Travel + Leisure Co.	Consumer cyclicals	16,364	595,640	0.95%
Tapestry, Inc.	Consumer cyclicals	15,516	590,837	0.95%
Live Nation Entertainment, Inc.	Consumer cyclicals	8,408	586,389	0.94%
Pinterest, Inc. Class A	Technology	23,366	567,325	0.91%
Expedia Group, Inc.	Consumer cyclicals	6,466	566,459	0.91%
NRG Energy, Inc.	Utilities and power	17,751	564,841	0.90%
Penske Automotive Group, Inc.	Consumer cyclicals	4,848	557,142	0.89%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Five Below, Inc.	Consumer cyclicals	5,198	$919,304	1.47%
Universal Health Services, Inc. Class B	Health care	6,389	900,207	1.43%
Shift4 Payments, Inc. Class A	Consumer cyclicals	15,877	888,024	1.42%
BioMarin Pharmaceutical, Inc.	Health care	8,280	856,870	1.37%
Air Products & Chemicals, Inc.	Basic materials	2,695	830,862	1.32%
Ross Stores, Inc.	Consumer cyclicals	7,105	824,688	1.31%
Wynn Resorts, Ltd.	Consumer cyclicals	9,994	824,219	1.31%
Berkshire Hathaway, Inc. Class B	Financials	2,625	810,724	1.29%
BWX Technologies, Inc.	Capital goods	13,731	797,506	1.27%
RPM International, Inc.	Basic materials	8,069	786,307	1.25%
Ceridian HCM Holding, Inc.	Technology	12,216	783,670	1.25%
Cooper Cos., Inc. (The)	Health care	2,352	777,788	1.24%
TD SYNNEX Corp.	Technology	8,173	774,085	1.23%
Exact Sciences Corp.	Health care	15,606	772,640	1.23%
Commerce Bancshares, Inc./MO	Financials	11,314	770,140	1.23%
Becton Dickinson and Co.	Health care	2,997	762,146	1.21%
NextEra Energy, Inc.	Utilities and power	8,994	751,895	1.20%
Equifax, Inc.	Consumer cyclicals	3,834	745,082	1.19%
Erie Indemnity Co. Class A	Financials	2,961	736,354	1.17%
Texas Instruments, Inc.	Technology	4,451	735,431	1.17%
T Rowe Price Group, Inc.	Financials	6,445	702,913	1.12%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	13,951	689,616	1.10%
Pioneer Natural Resources Co.	Energy	2,988	682,370	1.09%
New York Community Bancorp, Inc.	Financials	79,210	681,204	1.09%
Boston Beer Co., Inc. Class A	Consumer staples	2,066	680,848	1.09%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	9,759	679,516	1.08%
Kemper Corp.	Financials	13,687	673,392	1.07%
Domino's Pizza, Inc.	Consumer staples	1,920	665,203	1.06%
General Electric Co.	Conglomerates	7,923	663,867	1.06%
NortonLifeLock, Inc.	Technology	30,541	654,491	1.04%
Tyler Technologties, Inc.	Technology	1,983	639,188	1.02%
Broadridge Financial Solutions, Inc.	Financials	4,743	636,168	1.01%
Param,ount Global Class B	Consumer cyclicals	37,409	631,469	1.01%
Polaris, Inc.	Consumer cyclicals	6,209	627,064	1.00%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	50,857	622,485	0.99%
Take-Two Interactive Software, Inc.	Technology	5,953	619,919	0.99%
Prudential Financial, Inc.	Financials	6,140	610,676	0.97%
Aspen Technology, Inc.	Technology	2,958	607,514	0.97%
New Fortress Energy, Inc.	Energy	14,257	604,797	0.96%
Organon & Co.	Health care	21,620	603,842	0.96%
Carnival Corp.	Consumer cyclicals	74,064	596,953	0.95%
Welltower, Inc.	Financials	8,980	588,664	0.94%
Digital Realty Trust, Inc.	Financials	5,866	588,193	0.94%
Driven Brands Holdings, Inc.	Consumer cyclicals	20,740	566,422	0.90%
Boeing Co. (The)	Capital goods	2,946	561,100	0.89%
Ball Corp.	Capital goods	10,934	559,181	0.89%
Thor Industries, Inc.	Consumer cyclicals	7,150	539,763	0.86%
Caterpillar, Inc.	Capital goods	2,231	534,538	0.85%
Stanley Black & Decker, Inc.	Consumer cyclicals	6,996	525,571	0.84%
CH Robinson Worldwide, Inc.	Transportation	5,511	504,566	0.80%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Energias de Portugal (EDP) SA (Portugal)	Utilities and power	121,304	$602,775	0.69%
Merck & Co., Inc.	Health care	5,116	567,661	0.65%
Eiffage SA (France)	Basic materials	5,677	556,949	0.64%
Exxon Mobil Corp.	Energy	5,041	555,987	0.64%
Chevron Corp.	Energy	3,080	552,779	0.63%
Vinci SA (France)	Capital goods	5,551	552,668	0.63%
PepsiCo, Inc.	Consumer staples	3,050	551,041	0.63%
Fortive Corp.	Capital goods	8,509	546,712	0.63%
Keysight Technologies, Inc.	Technology	3,195	546,587	0.63%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	34,943	532,578	0.61%
SEI Investments Co.	Financials	9,054	527,828	0.61%
Hershey Co. (The)	Consumer staples	2,272	526,163	0.60%
Diageo PLC (United Kingdom)	Consumer staples	11,925	523,588	0.60%
Secom Co., Ltd. (Japan)	Consumer cyclicals	9,102	520,359	0.60%
Weyerhaeuser Co.	Basic materials	16,784	520,292	0.60%
Hartford Financial Services Group, Inc. (The)	Financials	6,806	516,086	0.59%
Textron, Inc.	Capital goods	7,193	509,256	0.58%
AT&T, Inc.	Communication services	27,567	507,504	0.58%
Philip Morris International, Inc.	Consumer staples	5,012	507,243	0.58%
Cummins, Inc.	Capital goods	2,080	503,938	0.58%
Ferrari NV (Italy)	Consumer cyclicals	2,342	500,349	0.57%
GoDaddy, Inc. Class A	Technology	6,673	499,251	0.57%
MSCI, Inc.	Technology	1,062	494,087	0.57%
FactSet Research Systems, Inc.	Consumer cyclicals	1,229	493,053	0.57%
Garmin, Ltd.	Technology	5,223	482,059	0.55%
Canadian Utilities, Ltd. Class A (Canada)	Utilities and power	17,755	480,242	0.55%
Marubeni Corp. (Japan)	Conglomerates	41,492	476,410	0.55%
Chubb, Ltd.	Financials	2,110	465,534	0.53%
Agilent Technologies, Inc.	Technology	3,088	462,144	0.53%
Colgate-Palmolive Co.	Consumer staples	5,655	445,555	0.51%
Sekisui Chemical Co., Ltd. (Japan)	Financials	31,517	440,704	0.51%
Gilead Sciences, Inc.	Health care	5,025	431,422	0.50%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	Communication services	246,108	423,025	0.49%
Leidos Holdings, Inc.	Technology	3,983	419,015	0.48%
Shell PLC (London Exchange) (United Kingdom)	Energy	14,960	418,559	0.48%
Nestle SA (Switzerland)	Consumer staples	3,602	417,111	0.48%
Nitto Denko Corp. (Japan)	Basic materials	7,014	406,661	0.47%
Avery Dennison Corp.	Basic materials	2,241	405,573	0.47%
Mettler-Toledo International, Inc.	Health care	279	402,691	0.46%
VeriSign, Inc.	Technology	1,949	400,360	0.46%
ConocoPhillips	Energy	3,391	400,188	0.46%
Toppan, Inc. (Japan)	Consumer cyclicals	26,744	396,050	0.45%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	19,130	395,928	0.45%
Recruit Holdings Co., Ltd. (Japan)	Consumer staples	12,437	393,714	0.45%
Red Electrica Corporacion SA (Spain)	Utilities and power	22,203	385,301	0.44%
3M Co.	Conglomerates	3,172	380,402	0.44%
Dropbox, Inc. Class A	Technology	16,950	379,330	0.44%
Daito Trust Construction Co., Ltd. (Japan)	Consumer cyclicals	3,685	378,103	0.43%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	68,566	375,558	0.43%
NetApp, Inc.	Technology	6,206	372,706	0.43%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
SoftBank Corp. (Japan)	Communication services	49,173	$557,520	0.67%
CGI Group, Inc. Class A (Canada)	Technology	6,254	539,098	0.65%
Enel SpA (Italy)	Utilities and power	99,987	538,368	0.65%
Allianz SE (Germany)	Financials	2,480	533,237	0.64%
Reed Elsevier (United Kingdom)	Consumer cyclicals	19,260	532,759	0.64%
Solvay SA (France)	Basic materials	5,249	530,756	0.64%
LVMH Moet Hennessy Louis Vuitton SA (France)	Consumer cyclicals	727	529,319	0.64%
Visa, Inc. Class A	Financials	2,534	526,366	0.63%
AXA SA (France)	Financials	18,664	520,537	0.63%
Imperial Brands PLC (United Kingdom)	Consumer staples	20,775	520,161	0.63%
BNP Paribas SA (France)	Financials	9,104	518,926	0.62%
Air Liquide SA (France)	Basic materials	3,646	516,698	0.62%
Orange SA (France)	Communication services	51,863	515,251	0.62%
Moody's Corp.	Consumer cyclicals	1,823	508,048	0.61%
Toyota Motor Corp. (Japan)	Consumer cyclicals	36,472	503,699	0.61%
Equifax, Inc.	Consumer cyclicals	2,493	484,549	0.58%
Waste Connections, Inc.	Capital goods	3,578	474,354	0.57%
BlackRock, Inc.	Financials	629	445,935	0.54%
Swisscom AG (Switzerland)	Communication services	804	440,514	0.53%
Bridgestone Corp. (Japan)	Consumer cyclicals	12,302	439,718	0.53%
Berkshire Hathaway, Inc. Class B	Financials	1,410	435,563	0.52%
Heineken NV (Netherlands)	Consumer staples	4,621	434,681	0.52%
EssilorLuxottica SA (France)	Health care	2,386	432,082	0.52%
NICE, Ltd. (Israel)	Communication services	2,220	429,392	0.52%
Cooper Cos., Inc. (The)	Health care	1,288	426,048	0.51%
D.R. Horton, Inc.	Consumer cyclicals	4,651	414,632	0.50%
S&P Global, Inc.	Consumer cyclicals	1,237	414,263	0.50%
Coca-Cola Co. (The)	Consumer staples	6,431	409,101	0.49%
International Paper Co.	Basic materials	11,724	406,007	0.49%
ORIX Corp. (Japan)	Financials	24,948	402,710	0.48%
Ingersoll Rand, Inc.	Capital goods	7,460	389,798	0.47%
Monster Beverage Corp.	Consumer staples	3,788	384,602	0.46%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	12,225	382,936	0.46%
STERIS PLC	Health care	2,072	382,720	0.46%
CSL, Ltd. (Australia)	Health care	1,912	374,601	0.45%
Kubota Corp. (Japan)	Capital goods	26,885	372,217	0.45%
Atmos Energy Corp.	Utilities and power	3,310	370,978	0.45%
United Parcel Service, Inc. Class B	Transportation	2,129	370,117	0.44%
Masco Corp.	Consumer cyclicals	7,892	368,306	0.44%
CK Hutchison Holdings, Ltd. (Hong Kong)	Consumer staples	60,374	362,376	0.44%
Fastenal Co.	Consumer staples	7,575	358,463	0.43%
Swiss Re AG (Switzerland)	Financials	3,809	356,243	0.43%
Howmet Aerospace, Inc.	Capital goods	9,018	355,382	0.43%
Toyota Industries Corp. (Japan)	Consumer cyclicals	6,417	354,013	0.43%
TJX Cos., Inc. (The)	Consumer cyclicals	4,357	346,788	0.42%
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	Consumer staples	3	346,580	0.42%
Nippon Yusen KK (Japan)	Transportation	14,550	344,791	0.41%
EDP Renovaveis SA (Spain)	Utilities and power	15,427	339,859	0.41%
TOTO, Ltd. (Japan)	Basic materials	9,882	338,842	0.41%
Koei Tecmo Holdings Co., Ltd. (Japan)	Technology	18,345	334,354	0.40%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	$46,895	$83,000	$17,770	11/18/54	500 bp — Monthly	$29,205
	CMBX NA BB.6 Index	B/P	48,200	229,724	87,892	5/11/63	500 bp — Monthly	(39,469)
	CMBX NA BB.7 Index	B-/P	31,284	613,000	204,497	1/17/47	500 bp — Monthly	(172,617)
	CMBX NA BB.9 Index	B/P	1,629	8,000	2,490	9/17/58	500 bp — Monthly	(853)
	CMBX NA BB.9 Index	B/P	13,274	65,000	20,228	9/17/58	500 bp — Monthly	(6,890)
	CMBX NA BBB-.10 Index	BB+/P	4,963	40,000	6,932	11/17/59	300 bp — Monthly	(1,945)
	CMBX NA BBB-.10 Index	BB+/P	5,782	53,000	9,185	11/17/59	300 bp — Monthly	(3,372)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	15,516	116,000	38,698	1/17/47	500 bp — Monthly	(23,069)
	CMBX NA BBB-.7 Index	BB-/P	51,063	646,000	138,309	1/17/47	300 bp — Monthly	(86,869)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	(141)	8,000	691	12/16/72	200 bp — Monthly	(829)
	CMBX NA A.14 Index	A-/P	(289)	17,000	1,469	12/16/72	200 bp — Monthly	(1,751)
	CMBX NA A.14 Index	A-/P	(492)	29,000	2,506	12/16/72	200 bp — Monthly	(2,986)
	CMBX NA A.6 Index	A/P	(30)	22,935	3,087	5/11/63	200 bp — Monthly	(3,107)
	CMBX NA BBB-.14 Index	BBB-/P	225	5,000	930	12/16/72	300 bp — Monthly	(702)
	CMBX NA BBB-.15 Index	BBB-/P	92	1,000	192	11/18/64	300 bp — Monthly	(99)
	CMBX NA BBB-.15 Index	BBB-/P	89	1,000	192	11/18/64	300 bp — Monthly	(102)
	CMBX NA BBB-.7 Index	BB-/P	418	6,000	1,285	1/17/47	300 bp — Monthly	(863)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(189)	36,000	2,984	12/16/72	200 bp — Monthly	(3,160)
	CMBX NA A.7 Index	BBB+/P	9,165	209,000	11,913	1/17/47	200 bp — Monthly	(2,666)
	CMBX NA BB.10 Index	B/P	4,975	62,000	19,766	5/11/63	500 bp — Monthly	(14,731)
	CMBX NA BBB-.8 Index	BB/P	5,302	34,000	5,406	10/17/57	300 bp — Monthly	(84)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(567)	38,000	3,150	12/16/72	200 bp — Monthly	(3,702)
	CMBX NA A.13 Index	A-/P	(384)	46,000	3,813	12/16/72	200 bp — Monthly	(4,180)
	CMBX NA A.13 Index	A-/P	(912)	152,000	12,601	12/16/72	200 bp — Monthly	(13,453)
	CMBX NA A.6 Index	A/P	5,769	29,815	4,013	5/11/63	200 bp — Monthly	1,768
	CMBX NA BB.6 Index	B/P	24,066	67,003	25,635	5/11/63	500 bp — Monthly	(1,504)
	CMBX NA BB.6 Index	B/P	48,543	134,689	51,532	5/11/63	500 bp — Monthly	(2,858)

Upfront premium received			317,250		Unrealized appreciation			30,973

Upfront premium (paid)			(3,004)		Unrealized (depreciation)			(391,861)

	Total		$314,246				Total	$(360,888)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(6,063)	$33,484	$4,507	5/11/63	(200 bp) — Monthly	$(1,570)
	CMBX NA A.6 Index	(1,263)	5,963	803	5/11/63	(200 bp) — Monthly	(463)
	CMBX NA A.6 Index	(575)	3,211	432	5/11/63	(200 bp) — Monthly	(144)
	CMBX NA A.6 Index	(324)	1,835	247	5/11/63	(200 bp) — Monthly	(78)
	CMBX NA A.6 Index	(164)	917	123	5/11/63	(200 bp) — Monthly	(41)
	CMBX NA A.6 Index	(164)	917	123	5/11/63	(200 bp) — Monthly	(41)
	CMBX NA A.6 Index	(81)	459	62	5/11/63	(200 bp) — Monthly	(19)
	CMBX NA A.7 Index	(1,550)	209,000	11,913	1/17/47	(200 bp) — Monthly	10,282
	CMBX NA BB.10 Index	(47,738)	198,000	63,122	11/17/59	(500 bp) — Monthly	15,192
	CMBX NA BB.10 Index	(18,615)	73,000	23,272	11/17/59	(500 bp) — Monthly	4,586
	CMBX NA BB.10 Index	(7,410)	71,000	22,635	11/17/59	(500 bp) — Monthly	15,156
	CMBX NA BB.10 Index	(6,360)	58,000	18,490	11/17/59	(500 bp) — Monthly	12,074
	CMBX NA BB.11 Index	(4,016)	31,000	6,637	11/18/54	(500 bp) — Monthly	2,591
	CMBX NA BB.11 Index	(2,131)	31,000	6,637	11/18/54	(500 bp) — Monthly	4,476
	CMBX NA BB.11 Index	(1,089)	21,000	4,496	11/18/54	(500 bp) — Monthly	3,386
	CMBX NA BB.8 Index	(8,940)	69,575	25,116	10/17/57	(500 bp) — Monthly	16,109
	CMBX NA BB.8 Index	(21,707)	60,878	21,977	10/17/57	(500 bp) — Monthly	211
	CMBX NA BB.9 Index	(1,290)	32,000	9,958	9/17/58	(500 bp) — Monthly	8,637
	CMBX NA BB.9 Index	(387)	6,000	1,867	9/17/58	(500 bp) — Monthly	1,474
	CMBX NA BBB-.10 Index	(26,217)	88,000	15,250	11/17/59	(300 bp) — Monthly	(11,018)
	CMBX NA BBB-.10 Index	(8,120)	33,000	5,719	11/17/59	(300 bp) — Monthly	(2,421)
	CMBX NA BBB-.10 Index	(5,010)	21,000	3,639	11/17/59	(300 bp) — Monthly	(1,383)
	CMBX NA BBB-.12 Index	(109,446)	347,000	62,738	8/17/61	(300 bp) — Monthly	(46,911)
	CMBX NA BBB-.12 Index	(27,418)	156,000	28,205	8/17/61	(300 bp) — Monthly	696
	CMBX NA BBB-.12 Index	(28,391)	85,000	15,368	8/17/61	(300 bp) — Monthly	(13,073)
	CMBX NA BBB-.12 Index	(10,605)	47,000	8,498	8/17/61	(300 bp) — Monthly	(2,135)
	CMBX NA BBB-.12 Index	(7,475)	44,000	7,955	8/17/61	(300 bp) — Monthly	455
	CMBX NA BBB-.12 Index	(11,630)	33,000	5,966	8/17/61	(300 bp) — Monthly	(5,683)
	CMBX NA BBB-.12 Index	(10,897)	31,000	5,605	8/17/61	(300 bp) — Monthly	(5,310)
	CMBX NA BBB-.12 Index	(3,615)	19,000	3,435	8/17/61	(300 bp) — Monthly	(191)
	CMBX NA BBB-.12 Index	(1,694)	10,000	1,808	8/17/61	(300 bp) — Monthly	108
	CMBX NA BBB-.14 Index	(199)	1,000	186	12/16/72	(300 bp) — Monthly	(13)
	CMBX NA BBB-.14 Index	(112)	1,000	186	12/16/72	(300 bp) — Monthly	73
	CMBX NA BBB-.14 Index	(112)	1,000	186	12/16/72	(300 bp) — Monthly	73
	CMBX NA BBB-.8 Index	(24,000)	160,000	25,440	10/17/57	(300 bp) — Monthly	1,347
	CMBX NA BBB-.8 Index	(11,100)	80,000	12,720	10/17/57	(300 bp) — Monthly	1,573
	CMBX NA BBB-.8 Index	(6,639)	42,000	6,678	10/17/57	(300 bp) — Monthly	15
	CMBX NA BBB-.8 Index	(5,550)	40,000	6,360	10/17/57	(300 bp) — Monthly	787
	CMBX NA BBB-.8 Index	(3,861)	29,000	4,611	10/17/57	(300 bp) — Monthly	733
	CMBX NA BBB-.8 Index	(2,004)	14,000	2,226	10/17/57	(300 bp) — Monthly	214
	CMBX NA BBB-.9 Index	(9,700)	41,000	7,733	9/17/58	(300 bp) — Monthly	(1,992)
	Credit Suisse International
	CMBX NA BB.10 Index	(19,613)	147,000	46,864	11/17/59	(500 bp) — Monthly	27,107
	CMBX NA BB.10 Index	(17,362)	146,000	46,545	11/17/59	(500 bp) — Monthly	29,041
	CMBX NA BB.10 Index	(9,571)	77,000	24,548	11/17/59	(500 bp) — Monthly	14,902
	CMBX NA BB.7 Index	(9,143)	354,158	135,501	5/11/63	(500 bp) — Monthly	126,013
	CMBX NA BB.7 Index	(28,039)	152,000	50,707	1/17/47	(500 bp) — Monthly	22,521
	CMBX NA BB.8 Index	(9,988)	55,080	19,884	10/17/57	(500 bp) — Monthly	9,843
	Goldman Sachs International
	CMBX NA BB.10 Index	(4,525)	20,000	6,376	11/17/59	(500 bp) — Monthly	1,832
	CMBX NA BB.6 Index	(9,821)	65,635	25,112	5/11/63	(500 bp) — Monthly	15,228
	CMBX NA BB.6 Index	(146)	684	262	5/11/63	(500 bp) — Monthly	115
	CMBX NA BB.7 Index	(74,519)	367,000	122,431	1/17/47	(500 bp) — Monthly	47,555
	CMBX NA BB.7 Index	(12,780)	78,000	26,021	1/17/47	(500 bp) — Monthly	13,165
	CMBX NA BB.8 Index	(18,610)	51,215	18,488	10/17/57	(500 bp) — Monthly	(171)
	CMBX NA BB.8 Index	(16,578)	43,484	15,698	10/17/57	(500 bp) — Monthly	(923)
	CMBX NA BB.8 Index	(1,699)	14,495	5,233	10/17/57	(500 bp) — Monthly	3,519
	CMBX NA BBB-.12 Index	(80,298)	448,000	80,998	8/17/61	(300 bp) — Monthly	439
	CMBX NA BBB-.12 Index	(64,828)	363,000	65,630	8/17/61	(300 bp) — Monthly	590
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(8,237)	10,939	4,185	5/11/63	(500 bp) — Monthly	(4,062)
	CMBX NA BB.7 Index	(93,524)	191,000	63,718	1/17/47	(500 bp) — Monthly	(29,992)
	CMBX NA BBB-.10 Index	(26,606)	211,000	36,566	11/17/59	(300 bp) — Monthly	9,837
	CMBX NA BBB-.14 Index	(61)	1,000	186	12/16/72	(300 bp) — Monthly	124
	CMBX NA BBB-.7 Index	(116,208)	495,000	105,980	1/17/47	(300 bp) — Monthly	(10,517)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,080)	142,000	45,270	11/17/59	(500 bp) — Monthly	37,052
	CMBX NA BBB-.10 Index	(18,634)	86,000	14,904	11/17/59	(300 bp) — Monthly	(3,780)
	CMBX NA BBB-.7 Index	(5,409)	66,000	14,131	1/17/47	(300 bp) — Monthly	8,684
	CMBX NA BBB-.9 Index	(5,557)	30,000	5,658	9/17/58	(300 bp) — Monthly	83
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(1,062)	5,046	679	5/11/63	(200 bp) — Monthly	(385)
	CMBX NA A.6 Index	(168)	917	123	5/11/63	(200 bp) — Monthly	(44)
	CMBX NA BB.10 Index	(23,389)	77,000	24,548	11/17/59	(500 bp) — Monthly	1,084
	CMBX NA BB.10 Index	(7,446)	71,000	22,635	11/17/59	(500 bp) — Monthly	15,120
	CMBX NA BB.10 Index	(13,856)	59,000	18,809	11/17/59	(500 bp) — Monthly	4,896
	CMBX NA BB.7 Index	(6,171)	32,000	10,675	1/17/47	(500 bp) — Monthly	4,474
	CMBX NA BB.7 Index	(402)	2,000	667	1/17/47	(500 bp) — Monthly	263
	CMBX NA BB.8 Index	(7,407)	20,293	7,326	10/17/57	(500 bp) — Monthly	(101)
	CMBX NA BB.8 Index	(3,986)	10,629	3,837	10/17/57	(500 bp) — Monthly	(159)
	CMBX NA BB.9 Index	(1,353)	22,000	6,846	9/17/58	(500 bp) — Monthly	5,472
	CMBX NA BB.9 Index	(851)	14,000	4,357	9/17/58	(500 bp) — Monthly	3,492
	CMBX NA BB.9 Index	(428)	5,000	1,556	9/17/58	(500 bp) — Monthly	1,124
	CMBX NA BB.9 Index	(453)	3,000	934	9/17/58	(500 bp) — Monthly	478
	CMBX NA BBB-.10 Index	(8,392)	80,000	13,864	11/17/59	(300 bp) — Monthly	5,426
	CMBX NA BBB-.10 Index	(12,677)	52,000	9,012	11/17/59	(300 bp) — Monthly	(3,696)
	CMBX NA BBB-.10 Index	(7,589)	35,000	6,066	11/17/59	(300 bp) — Monthly	(1,544)
	CMBX NA BBB-.10 Index	(6,704)	31,000	5,372	11/17/59	(300 bp) — Monthly	(1,349)
	CMBX NA BBB-.10 Index	(1,905)	22,000	3,813	11/17/59	(300 bp) — Monthly	1,895
	CMBX NA BBB-.10 Index	(2,755)	12,000	2,080	11/17/59	(300 bp) — Monthly	(683)
	CMBX NA BBB-.12 Index	(36,197)	278,000	50,262	8/17/61	(300 bp) — Monthly	17,386
	CMBX NA BBB-.12 Index	(6,260)	30,000	5,424	8/17/61	(300 bp) — Monthly	(854)
	CMBX NA BBB-.12 Index	(4,985)	15,000	2,712	8/17/61	(300 bp) — Monthly	(2,282)
	CMBX NA BBB-.14 Index	(62)	1,000	186	12/16/72	(300 bp) — Monthly	123
	CMBX NA BBB-.7 Index	(6,827)	67,000	14,345	1/17/47	(300 bp) — Monthly	7,479
	CMBX NA BBB-.8 Index	(10,080)	72,000	11,448	10/17/57	(300 bp) — Monthly	1,326
	CMBX NA BBB-.8 Index	(8,013)	63,000	10,017	10/17/57	(300 bp) — Monthly	1,967
	CMBX NA BBB-.8 Index	(7,063)	50,000	7,950	10/17/57	(300 bp) — Monthly	858
	CMBX NA BBB-.8 Index	(5,886)	43,000	6,837	10/17/57	(300 bp) — Monthly	926
	CMBX NA BBB-.8 Index	(4,314)	34,000	5,406	10/17/57	(300 bp) — Monthly	1,072
	CMBX NA BBB-.8 Index	(1,704)	11,000	1,749	10/17/57	(300 bp) — Monthly	38

Upfront premium received		—			Unrealized appreciation		542,797

Upfront premium (paid)		(1,301,883)			Unrealized (depreciation)		(153,028)

	Total	$(1,301,883)				Total	$389,769
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 39 Index	B+/P	$328,186	$10,813,000	$70,285	12/20/27	500 bp — Quarterly	$416,493
	CDX NA IG Series 39 Index	BBB+/P	(216,274)	79,500,000	656,670	12/20/27	100 bp — Quarterly	466,896

	Total		$111,912					$883,389
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
PO	Principal Only
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2022 through December 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,113,264,050.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/22
Short-term investments
	Putnam Short Term Investment Fund*	$68,997,140	$125,976,801	$146,526,307	$503,594	$48,447,634

	Total Short-term investments	$68,997,140	$125,976,801	$146,526,307	$503,594	$48,447,634
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $27,969,464.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $454,020.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,057,712.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,401,829.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $778,332 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $454,020 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$61,845,579	$—	$—
Capital goods	82,388,596	—	—
Communication services	43,045,720	—	—
Conglomerates	12,447,898	—	—
Consumer cyclicals	193,762,513	—	—
Consumer staples	126,980,350	—	—
Energy	71,121,328	—	—
Financials	222,802,428	—	—
Health care	225,335,571	—	—
Technology	352,893,852	—	—
Transportation	24,626,423	—	—
Utilities and power	37,448,897	15,111	—

Total common stocks	1,454,699,155	15,111	—
Asset-backed securities	—	4,010,973	—
Collateralized loan obligations	—	31,692,862	—
Commodity linked notes	—	10,961,328	—
Convertible bonds and notes	—	437,806	—
Convertible preferred stocks	—	3,331,633	—
Corporate bonds and notes	—	303,255,093	—
Foreign government and agency bonds and notes	—	16,439,867	—
Investment companies	3,337,513	—	—
Mortgage-backed securities	—	90,999,200	—
Purchased options outstanding	—	299,330	—
Senior loans	—	6,706,624	—
U.S. government and agency mortgage obligations	—	399,582,811	—
U.S. treasury obligations	—	1,059,061	—
Short-term investments	1,198,000	93,588,840	—

Totals by level	$1,459,234,668	$962,380,539	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$336,007	$—
Futures contracts	9,643,106	—	—
Written options outstanding	—	(211,659)	—
TBA sale commitments	—	(46,394,050)	—
Interest rate swap contracts	—	(493,814)	—
Total return swap contracts	—	(38,783)	—
Credit default contracts	—	1,787,995	—

Totals by level	$9,643,106	$(45,014,304)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$27,000
Written equity option contracts (contract amount)	$27,000
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$71,900,000
Centrally cleared interest rate swap contracts (notional)	$410,400,000
OTC total return swap contracts (notional)	$304,600,000
OTC credit default contracts (notional)	$10,300,000
Centrally cleared credit default contracts (notional)	$87,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com